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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2011 (Unaudited)	Columbia California Tax-Exempt Fund

	Par ($)	Value ($)*
Municipal Bonds — 98.2%
EDUCATION — 6.5%
Education — 5.9%
CA Educational Facilities Authority
California College of Arts,
Series 2005:
5.000% 06/01/26	1,000,000	830,980
5.000% 06/01/35	1,500,000	1,138,830
California Lutheran University,
Series 2008,
5.750% 10/01/38	3,000,000	2,748,330
University of Southern California,
Series 2007 A,
4.500% 10/01/33	4,500,000	3,995,370
Woodbury University,
Series 2006,
5.000% 01/01/25	1,830,000	1,564,485
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	1,750,000	1,432,113
CA University of California
Series 2007,
Insured: AGMC
4.500% 05/15/35	4,000,000	3,391,240
Series 2009 A,
6.000% 11/01/40	2,000,000	2,052,080
Series 2010 A,
5.000% 11/01/30	2,995,000	2,805,446
Education Total		19,958,874
Prep School — 0.6%
CA Statewide Communities Development Authority
College for Certain LLC,
Series 2010,
GTY AGMT: PCSD Guaranty Pool LLC
6.000% 07/01/30	2,000,000	1,810,860
Prep School Total		1,810,860
EDUCATION TOTAL		21,769,734
HEALTH CARE — 9.9%
Continuing Care Retirement — 1.0%
CA Health Facilities Financing Authority
Episcopal Senior Communities,
Series 2010 B,
6.000% 02/01/32	2,000,000	1,890,680

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CA Statewide Communities Development Authority
	American Baptist Homes West,
	Series 2010,
	GTY AGMT: American Baptist Homes Foundation
	6.250% 10/01/39	1,500,000	1,370,055
Continuing Care Retirement Total			3,260,735
Hospitals — 8.9%
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 A,
	6.000% 07/01/39	1,000,000	986,520
	Series 2009 E,
	5.625% 07/01/25	1,125,000	1,127,554
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,375,215
	5.000% 11/15/34	2,500,000	2,188,075
	Kaiser Hospitals Foundation,
	Series 2006,
	5.250% 04/01/39	2,000,000	1,772,440
	Sutter Health,
	Series 2007 A,
	5.000% 11/15/42	3,000,000	2,484,540
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,323,800
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	3,500,000	2,664,900
CA Municipal Finance Authority
	Series 2007,
	5.250% 02/01/37	2,500,000	2,014,850
CA Newport Beach
	Hoag Memorial Hospital Presbyterian,
	Series 2011,
	6.000% 12/01/40 (a)	1,000,000	995,770
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	1,938,500
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,279,725
CA Statewide Communities Development Authority
	Cottage Health Obligator Group,
	Series 2010,
	5.250% 11/01/30	1,000,000	915,960
	Kaiser Foundation Hospitals Inc.,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,603,760
	Sutter Health,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2011 A,
	6.000% 08/15/42 (a)	2,000,000	1,972,080
CA Torrance
	Torrance Memorial Medical Center,
	Series 2010 A,
	5.000% 09/01/40	1,000,000	837,010
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004,
	5.000% 10/15/13	940,000	972,364
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,481,511
Hospitals Total			29,934,574
HEALTH CARE TOTAL			33,195,309
HOUSING — 1.1%
Multi-Family — 0.5%
CA Statewide Communities Development Authority
	Oracle Communities Rialto 360 Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,493,860
Multi-Family Total			1,493,860
Single-Family — 0.6%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	2,500,000	2,017,800
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	5,000	5,068
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	35,000	36,354
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	30,000	30,805
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	25,000	25,873
Single-Family Total			2,115,900
HOUSING TOTAL			3,609,760
INDUSTRIALS — 1.2%
Oil & Gas — 1.2%
CA M-S-R Energy Authority
	Series 2009 B,
	7.000% 11/01/34	1,000,000	1,102,620

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
CA Southern California Public Power Authority
	Series 2007 A,
	5.000% 11/01/33	3,385,000	2,953,108
Oil & Gas Total			4,055,728
INDUSTRIALS TOTAL			4,055,728
OTHER — 11.7%
Other — 0.8%
CA Infrastructure & Economic Development Bank
	Walt Disney Family Museum,
	Series 2008,
	GTY AGMT: Walt & Lilly Disney Foundation
	5.250% 02/01/38	3,050,000	2,787,731
Other Total			2,787,731
Refunded/Escrowed(b) — 9.5%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(c) 03/01/18	20,065,000	15,463,293
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,275,960
CA Redding
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: NPFGC
	10.531% 07/01/22 (02/15/11) (d)(e)	480,000	656,409
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,306,100
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(c) 01/01/20	15,400,000	11,213,202
Refunded/Escrowed Total			31,914,964

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 1.4%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	4,865,100
Tobacco Total			4,865,100
OTHER TOTAL			39,567,795
RESOURCE RECOVERY — 0.6%
Disposal — 0.6%
CA Pollution Control Financing Authority
	Series 2002 A, AMT,
	GTY AGMT: Waste Management, Inc.
	5.000% 01/01/22	2,000,000	1,983,320
Disposal Total			1,983,320
RESOURCE RECOVERY TOTAL			1,983,320
TAX-BACKED — 47.1%
Local Appropriated — 7.0%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: AGMC
	6.000% 09/01/14	2,000,000	2,239,620
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(c) 08/01/16	1,945,000	1,482,285
	(c) 08/01/17	1,980,000	1,406,513
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,074,661
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGC
	5.000% 08/01/22	3,000,000	3,021,450
CA Pico Rivera Public Financing Authority
	Series 2009,
	5.500% 09/01/31	1,500,000	1,434,105
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: NPFGC
	5.500% 11/15/13	1,750,000	1,802,762
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: NPFGC
	6.250% 07/01/18	6,035,000	6,704,885
CA Victor Elementary School District
	Series 1996,
	Insured: NPFGC
	6.450% 05/01/18	3,345,000	3,532,052
Local Appropriated Total			23,698,333

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 10.4%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(c) 08/01/15	3,000,000	2,494,800
CA Central Valley Schools Financing Authority
	Series 1998 A,
	Insured: NPFGC
	6.450% 02/01/18	1,000,000	1,119,530
CA Coast Community College District
	Series 2005,
	Insured: NPFGC
	(c) 08/01/22	4,000,000	2,135,840
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC:
	5.500% 08/01/25	655,000	726,723
	5.500% 08/01/26	1,750,000	1,931,405
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: NPFGC
	5.250% 08/01/26	2,010,000	1,878,486
CA Golden West Schools Financing Authority
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	1,949,739
CA Grossmont Union High School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/28	5,000,000	1,528,050
CA Jefferson Union High School District
	Series 2000 A,
	Insured: NPFGC
	6.450% 08/01/25	1,000,000	1,106,780
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/32	5,440,000	1,110,902
CA New Haven Unified School District
	Series 2002,
	Insured: AGMC
	12.000% 08/01/17	1,565,000	2,404,372
CA Poway Unified School District
	Series 2009 A,
	(c) 08/01/24	6,770,000	2,866,621

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Rocklin Unified School District
	Series 1995 C,
	Insured: NPFGC
	(c) 07/01/20	6,920,000	4,473,503
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,090,750
CA San Mateo Union High School District
	Series 2002 B,
	Insured: NPFGC
	(c) 09/01/26	4,005,000	1,537,279
CA Simi Valley Unified School District
	Series 1998,
	Insured: AMBAC
	5.250% 08/01/22	925,000	910,505
CA South San Francisco Unified School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/22	1,500,000	1,711,545
CA Tahoe-Truckee Unified School District
	Series 1999 1-A,
	Insured: NPFGC
	(c) 08/01/23	3,780,000	1,698,165
	Series 1999 2-A,
	Insured: NPFGC
	(c) 08/01/24	2,965,000	1,232,699
CA Union Elementary School District
	Series 1999 A,
	Insured: NPFGC
	(c) 09/01/19	1,750,000	1,154,615
Local General Obligations Total			35,062,309
Special Non-Property Tax — 2.4%
CA Carson Redevelopment Agency
	Tax Allocation Housing,
	Series 2010 A,
	5.000% 10/01/30	3,200,000	2,631,136
CA Riverside County Transportation Commission
	Series 2010 A,
	5.000% 06/01/32	4,000,000	3,750,360
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	Insured: NPFGC
	4.750% 07/01/38	2,250,000	1,829,925
Special Non-Property Tax Total			8,211,421
Special Property Tax — 11.5%
CA Carson
	Series 1992,
	7.375% 09/02/22	115,000	113,890

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Cerritos Public Financing Authority
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,155,060
CA Elk Grove Unified School District
	Series 1995 A,
	Insured: AMBAC:
	(c) 12/01/18	2,720,000	1,725,786
	6.500% 12/01/24	3,000,000	3,050,910
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	945,330
CA Lancaster Financing Authority
	Series 2003,
	Insured: NPFGC
	5.125% 02/01/17	1,270,000	1,310,322
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	2,783,235
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: NPFGC
	5.375% 07/01/18	1,665,000	1,698,666
CA Los Angeles County Public Works Financing Authority
	Series 1996 A,
	Insured: AGMC
	5.500% 10/01/18	2,265,000	2,544,705
CA Oakdale Public Financing Authority
	Series 2004,
	5.375% 06/01/33	1,500,000	1,156,920
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	5,725,000	5,792,040
CA Oceanside Community Facilities District
	Series 2004,
	5.875% 09/01/34	1,000,000	844,660
CA Orange County Community Facilities District
	Series 2004 A,
	5.625% 08/15/34	850,000	763,768
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: NPFGC
	5.000% 09/01/34	1,000,000	807,910

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	713,888
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,031
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,040,633
	Series 2005 A,
	Insured: AGMC
	5.750% 10/01/24	2,420,000	2,425,469
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: AGMC
	(c) 09/01/20	3,630,000	2,130,193
CA San Francisco City & County Redevelopment Agency
	Series 2009 C,
	6.500% 08/01/39	1,000,000	1,022,240
	Series 2009,
	6.500% 08/01/32	500,000	515,015
CA Sulphur Springs Union School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,263,870
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	3,665,000	4,057,118
Special Property Tax Total			38,881,659
State Appropriated — 3.8%
CA Public Works Board
	Series 1993 A,
	Insured: AMBAC
	5.000% 12/01/19	6,000,000	6,069,240
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,527,630
	Series 2009,
	6.125% 11/01/29	5,000,000	5,041,500
State Appropriated Total			12,638,370
State General Obligations — 12.0%
CA State
	Series 2000,
	5.625% 05/01/26	160,000	160,038
	Series 2003,
	5.250% 02/01/20	1,250,000	1,330,363
	Series 2005,
	4.625% 05/01/29	2,000,000	1,735,560
	Series 2006,
	4.500% 10/01/36	2,500,000	2,003,550
	Series 2007:

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	4.500% 08/01/26	2,500,000	2,219,925
	5.000% 12/01/31	3,500,000	3,175,445
	Series 2008:
	5.000% 08/01/34	2,500,000	2,221,700
	5.000% 04/01/38	6,000,000	5,272,860
	5.125% 04/01/33	3,500,000	3,190,810
	Series 2009:
	5.000% 10/01/29	4,000,000	3,697,800
	5.500% 11/01/39	4,965,000	4,710,842
	6.000% 04/01/35	4,000,000	4,048,480
	Series 2010,
	5.500% 03/01/40	4,800,000	4,553,424
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.250% 07/01/22	2,000,000	1,945,540
State General Obligations Total			40,266,337
TAX-BACKED TOTAL			158,758,429
TRANSPORTATION — 7.2%
Air Transportation — 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001,
	07/01/39 (f)	2,000,000	20
Air Transportation Total			20
Airports — 3.0%
CA County of Orange
	Series 2009 A,
	5.250% 07/01/39	2,500,000	2,435,075
CA County of Sacramento
	Series 2008 B, AMT,
	Insured: AGMC
	5.250% 07/01/39	1,000,000	897,000
CA Los Angeles Department of Airports
	Series 2009 A,
	5.000% 05/15/34	1,000,000	927,280
	Series 2010 B,
	5.000% 05/15/35	2,215,000	2,042,296
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	772,148
	Series 2010 A,
	5.000% 07/01/34	1,650,000	1,470,381

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
CA San Francisco City & County Airports Commission
	Series 2008 34E, AMT,
	Insured: AGMC
	5.750% 05/01/25	1,500,000	1,546,425
Airports Total			10,090,605
Ports — 1.4%
CA San Francisco Port Commission
	Series 2010 A,
	5.125% 03/01/40	5,000,000	4,547,700
Ports Total			4,547,700
Toll Facilities — 2.1%
CA Bay Area Toll Authority
	Series 2008 F-1,
	5.125% 04/01/47	2,500,000	2,331,500
CA Foothill- Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: NPFGC
	5.000% 01/01/35	2,000,000	1,505,000
	Series 1999,
	5.750% 01/15/40	4,000,000	3,298,160
Toll Facilities Total			7,134,660
Transportation — 0.7%
CA Los Angeles Harbor Department
	Series 2009 B,
	5.250% 08/01/39	2,500,000	2,393,250
Transportation Total			2,393,250
TRANSPORTATION TOTAL			24,166,235
UTILITIES — 12.9%
Investor Owned — 1.3%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.:
	Series 2004 D,
	5.875% 01/01/34	1,000,000	1,024,710
	Series 2005 D, AMT,
	5.000% 12/01/27	3,500,000	3,391,325
Investor Owned Total			4,416,035
Joint Power Authority — 0.6%
CA Infrastructure & Economic Development Bank
	California Independent System Operator Corp.,
	Series 2009 A,
	6.250% 02/01/39	2,000,000	2,061,880
Joint Power Authority Total			2,061,880
Municipal Electric — 2.8%
CA Los Angeles Department of Water & Power
	Series 2008,
	5.250% 07/01/38	1,750,000	1,727,372

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Modesto Irrigation District
	Certificates of Participation,
	Series 2004 B,
	5.500% 07/01/35	2,000,000	1,902,040
CA Sacramento Municipal Utility District
	Series 1997 K,
	Insured: AMBAC
	5.250% 07/01/24	2,220,000	2,315,749
	Series 2001 N,
	Insured: NPFGC
	5.000% 08/15/28	2,000,000	1,997,640
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 WW,
	5.000% 07/01/28	1,500,000	1,392,750
Municipal Electric Total			9,335,551
Water & Sewer — 8.2%
CA Big Bear Lake
	Series 1996,
	Insured: NPFGC
	6.000% 04/01/15	1,350,000	1,457,203
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38	2,000,000	1,839,720
CA Lodi
	Series 2007 A,
	Insured: AGMC
	5.000% 10/01/37	1,250,000	1,125,950
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	2,890,290
	Insured: NPFGC
	5.125% 07/01/41	3,000,000	2,890,290
CA Los Angeles
	Series 2009 A,
	5.000% 06/01/39	4,000,000	3,779,960
CA Manteca Financing Authority
	Series 2003 B,
	Insured: NPFGC
	5.000% 12/01/33	475,000	458,437
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,197,989

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	2,000,000	2,002,560
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.375% 08/01/34	2,000,000	2,008,800
	Series 2009,
	5.250% 05/15/39	3,000,000	2,947,680
CA Santa Clara Valley Water District
	Series 2006,
	Insured: AGMC
	4.250% 06/01/30	2,500,000	2,171,325
Water & Sewer Total			27,770,204
UTILITIES TOTAL			43,583,670

	Total Municipal Bonds (cost of $340,956,236)		330,689,980

	Shares
Municipal Preferred Stock — 0.5%
HOUSING — 0.5%
Multi-Family — 0.5%
Munimae Tax-Exempt Bond Subsidiary LLC
Series 2004 A-2, AMT,
4.900% 06/30/49 (g)	2,000,000	1,559,940
Multi-Family Total		1,559,940
HOUSING TOTAL		1,559,940

Total Municipal Preferred Stock (cost of $2,000,000)		1,559,940

Common Stock — 0.0%
INDUSTRIALS — 0.0%
Airlines — 0.0%
United Continental Holdings, Inc. (h)	374	9,499
Airlines Total		9,499
INDUSTRIALS TOTAL		9,499

Total Common Stock (cost of $7,783)		9,499

Investment Companies — 1.2%
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	2,324,402	2,324,402
Dreyfus General California Municipal Money Market Fund (7 day yield of 0.000%)	1,911,899	1,911,899

Total Investment Companies (cost of $4,236,301)		4,236,301

13

Value ($)
Total Investments — 99.9% (cost of $347,200,320)(i)(j)	336,495,720

Other Assets & Liabilities, Net — 0.1%	270,035

Net Assets — 100.0%	336,765,755

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

14

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

15

The following table summarizes the inputs used, as of  January 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$330,689,980	$—	$330,689,980
Total Municipal Preferred Stock	—	1,559,940	—	1,559,940
Total Common Stock	9,499	—	—	9,499
Total Investment Companies	4,236,301	—	—	4,236,301
Total Investments	$4,245,800	$332,249,920	$—	$336,495,720

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Security purchased on a delayed delivery basis.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.
(f)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of this security, which is illiquid, represents 0.5% of net assets.

Security	Acquisition Date	Shares	Cost	Value
Munimae Tax-Exempt Bond Subsidiary LLC; Series 2004 A-2, AMT, 4.900% 06/30/49	10/15/04	2,000,000	$2,000,000	$1,559,940

(h)	Non-income producing
(i)	Cost for federal income tax purposes is $347,200,320.
(j)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$11,715,850	$(22,420,450)	$(10,704,600)

Acronym	Name

AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
IFRN	Inverse Floating Rate Note
NPFGC	National Public Finance Guarantee Corp.

16

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 99.0%
EDUCATION — 10.3%
Education — 8.3%
CT Health & Educational Facilities Authority
Connecticut College:
Series 2002 E,
Insured: NPFGC
5.250% 07/01/22	400,000	403,048
Series 2007 F,
Insured: NPFGC
4.125% 07/01/24	1,505,000	1,403,187
Series 2008 N:
5.000% 07/01/18	2,120,000	2,232,720
5.000% 07/01/22	2,500,000	2,547,975
Quinnipiac University:
Series 2007 I,
Insured: NPFGC:
5.000% 07/01/19	2,000,000	2,101,280
5.000% 07/01/22	2,000,000	2,033,940
Series 2007 K2,
Insured: NPFGC
5.000% 07/01/28	2,000,000	1,916,860
Trinity College:
Series 1998 F,
Insured: NPFGC
5.500% 07/01/21	500,000	563,930
Series 2004 H,
Insured: NPFGC
5.000% 07/01/25	540,000	540,146
Yale University,
Series 1997 T-1,
4.700% 07/01/29	4,800,000	4,833,120
Education Total		18,576,206
Prep School — 2.0%
CT Health & Educational Facilities Authority
Greenwich Academy, Inc.,
Series 2007 E,
Insured: AGMC
5.250% 03/01/26	2,000,000	2,162,360
Loomis Chaffee School,
Series 2005 F,
Insured: AMBAC
5.250% 07/01/27	1,670,000	1,788,069
Miss Porter’s School,
Series 2006 B,
Insured: AMBAC
4.500% 07/01/29	600,000	542,658
Prep School Total		4,493,087
EDUCATION TOTAL		23,069,293

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — 5.7%
Continuing Care Retirement — 0.7%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	1,500,000	1,493,145
Continuing Care Retirement Total			1,493,145
Hospitals — 4.2%
CT Health & Educational Facilities Authority
	Ascension HealthCredit Group,
	Series 1999 B,
	3.500% 11/15/29 (02/01/12) (a)(b)	790,000	810,184
	Catholic Health East,
	Series 2010,
	4.750% 11/15/29	3,420,000	3,117,877
	Hospital for Special Care,
	Series 2007 C,
	Insured: RAD:
	5.250% 07/01/20	1,235,000	1,216,932
	5.250% 07/01/27	750,000	669,405
	Middlesex Hospital:
	Series 1997 H,
	Insured: FSA
	5.000% 07/01/12	1,060,000	1,062,237
	Series 2006 M,
	Insured: AGMC
	4.875% 07/01/27	500,000	476,345
	William W. Backus Hospital,
	Series 2005 G,
	Insured: AGMC
	5.000% 07/01/24	2,060,000	2,095,803
Hospitals Total			9,448,783
Intermediate Care Facilities — 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	239,808
Intermediate Care Facilities Total			239,808
Nursing Homes — 0.7%
CT Development Authority
	Alzheimer’s Resources Center, Inc.,
	Series 2007:
	5.200% 08/15/17	1,080,000	1,033,107
	5.400% 08/15/21	500,000	459,220
Nursing Homes Total			1,492,327
HEALTH CARE TOTAL			12,674,063

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 8.4%
Multi-Family — 1.6%
CT Bridgeport Housing Authority
Series 2009:
5.000% 06/01/22	1,035,000	1,038,943
5.000% 06/01/23	1,085,000	1,078,219
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008,
5.000% 12/01/13	1,300,000	1,402,882
Multi-Family Total		3,520,044
Single-Family — 6.8%
CT Housing Finance Authority
Housing Mortgage Finance Program,
Series 2003 D,
4.400% 11/15/15	2,000,000	2,037,080
Mortgage Finance Program,
Series 2008 B-1,
4.750% 11/15/23	3,000,000	3,053,640
Series 2003 C-1,
4.850% 11/15/23	4,000,000	4,026,280
Series 2005 D-1,
4.100% 05/15/17	2,200,000	2,248,180
Series 2009,
4.550% 11/15/24	4,000,000	3,983,520
Single-Family Total		15,348,700
HOUSING TOTAL		18,868,744
INDUSTRIALS — 0.4%
Manufacturing — 0.4%
CT Development Authority
Series 1993,
GTY AGMT: Ethan Allen, Inc.
7.500% 06/01/11	905,000	907,842
Manufacturing Total		907,842
INDUSTRIALS TOTAL		907,842
OTHER — 9.9%
Pool/Bond Bank — 3.6%
CT State
Series 2003:
5.000% 10/01/12	1,000,000	1,073,460
5.000% 10/01/15	1,000,000	1,142,110
5.000% 10/01/19	4,290,000	4,664,260
Series 2009 C,
5.000% 10/01/18	1,000,000	1,152,670
Pool/Bond Bank Total		8,032,500
Refunded/Escrowed(c) — 6.3%
CT Clean Water Fund
Series 1993,
Escrowed to Maturity,
6.000% 10/01/12	810,000	845,324

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CT Farmington
	Series 2002,
	Pre-refunded 09/15/12,
	5.000% 09/15/19	820,000	886,346
CT Hartford County Metropolitan District
	Series 2002,
	Pre-refunded 05/15/12,
	5.000% 04/01/19	1,205,000	1,280,710
CT New Haven
	Series 2002 C,
	Pre-refunded 11/01/12,
	Insured: NPFGC
	5.000% 11/01/18	1,985,000	2,152,415
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	191,898
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	5.250% 08/01/15	1,100,000	1,127,170
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,068,340
CT State
	Series 2003 F,
	Pre-refunded 10/15/13,
	Insured: NPFGC
	5.250% 10/15/20	3,670,000	4,101,041
CT University of Connecticut
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,057,240
	Student Fee,
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.250% 05/15/14	1,185,000	1,257,475
Refunded/Escrowed Total			13,967,959
OTHER TOTAL			22,000,459
RESOURCE RECOVERY — 0.7%
Disposal — 0.7%
CT New Haven Solid Waste & Recycling Authority
	Series 2008,
	5.125% 06/01/23	1,520,000	1,569,385
Disposal Total			1,569,385
RESOURCE RECOVERY TOTAL			1,569,385

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 55.3%
Local General Obligations — 25.1%
CT Bridgeport
	Series 2002 A,
	Insured: NPFGC
	5.375% 08/15/14	1,600,000	1,680,896
	Series 2004 C,
	Insured: NPFGC:
	5.250% 08/15/17	1,500,000	1,654,050
	5.500% 08/15/21	1,125,000	1,212,098
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	218,560
	Series 2004,
	Insured: NPFGC
	4.750% 08/01/16	1,270,000	1,396,746
CT Darien
	Series 2009 A,
	5.000% 08/01/16	500,000	579,820
CT East Haven
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/15	640,000	694,701
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,816,564
	Series 2008:
	5.000% 01/01/20	1,000,000	1,147,840
	5.000% 01/01/22	500,000	566,580
CT Hartford
	Series 2003,
	Insured: AGMC
	4.750% 12/01/15	2,065,000	2,255,186
	Series 2005 C,
	Insured: NPFGC
	5.000% 09/01/19	2,085,000	2,305,322
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	624,300
	Series 2009 A,
	Insured: AGC
	5.000% 08/15/17	695,000	790,757
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,306,000
CT New Haven
	Series 2002 B,
	Insured: NPFGC
	5.375% 11/01/12	995,000	1,061,148
	Series 2003 A,
	Insured: NPFGC
	5.250% 11/01/16	1,830,000	2,027,933
	Series 2008,
	Insured: AGMC
	5.000% 11/01/18	4,260,000	4,920,257

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,377,307
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,166,891
CT Newtown
	Series 2009,
	4.000% 07/01/16	750,000	827,445
	Series 2010,
	4.500% 07/01/20	1,500,000	1,648,470
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,248,428
	4.750% 07/15/25	1,150,000	1,235,457
CT Regional School District No. 15
	Series 2003,
	Insured: NPFGC:
	5.000% 02/01/15	1,105,000	1,226,616
	5.000% 02/01/16	1,025,000	1,146,432
CT Ridgefield
	Series 2009,
	5.000% 09/15/20	2,130,000	2,473,058
CT Seymour
	Series 2010 B:
	4.000% 08/01/18	815,000	869,540
	4.000% 08/01/20	895,000	935,320
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,931,242
	5.250% 08/15/17	1,125,000	1,323,315
	Series 2009 B,
	4.000% 07/01/16	1,500,000	1,658,130
CT Trumbull
	Series 2009:
	4.000% 09/15/20	575,000	593,665
	4.000% 09/15/21	600,000	608,466
CT Watertown
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/17	1,060,000	1,213,223
	Series 2009 B,
	5.000% 07/01/17	2,000,000	2,292,260
CT West Hartford
	Series 2009,
	4.000% 10/01/23	2,275,000	2,303,710

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,498,536
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,292,256
CT Windham
	Series 2004,
	Insured: NPFGC
	5.000% 06/15/15	785,000	892,631
Total Local General Obligations			56,021,156
Special Non-Property Tax — 10.5%
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	275,000	287,925
	Series 1998 A,
	Insured: NPFGC
	5.500% 10/01/12	3,250,000	3,496,708
	Series 2003 B,
	Insured: NPFGC
	5.000% 01/01/23	800,000	829,816
	Series 2009 A,
	4.500% 12/01/19	3,765,000	4,057,126
	Series 2009:
	4.250% 02/01/17	3,000,000	3,264,300
	5.000% 02/01/19	3,450,000	3,862,275
OH Hamilton County Sales Tax
	Series 2000 B,
	Insured: AMBAC
	(d) 12/01/28	3,000,000	1,043,550
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: AGMC
	5.500% 07/01/17	1,870,000	2,027,305
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	2,500,000	2,576,825
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,020,000	1,942,674
Special Non-Property Tax Total			23,388,504
Special Property Tax — 1.4%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.000% 04/01/22	3,000,000	3,052,290
Special Property Tax Total			3,052,290

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 5.1%
CT Health & Educational Facilities Authority
	State University System,
	Series 2007 I,
	Insured: AGMC
	5.250% 11/01/17	1,000,000	1,154,550
CT State
	Certificates of Participation,
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,639,869
CT University of Connecticut
	Series 2004 A,
	Insured: NPFGC
	5.000% 01/15/13	2,000,000	2,161,320
	Series 2006 A,
	Insured: NPFGC
	5.000% 02/15/16	1,400,000	1,593,508
	Series 2007 A,
	4.000% 04/01/24	2,100,000	2,056,299
	Series 2009 A,
	5.000% 02/15/23	2,000,000	2,145,400
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (a)(b)	700,000	713,664
State Appropriated Total			11,464,610
State General Obligations — 13.2%
CT Housing Finance Authority
	Series 2009:
	5.000% 06/15/18	1,755,000	1,981,342
	5.000% 06/15/19	1,840,000	2,058,555
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,034,436
	Series 2001,
	Insured: AGMC
	5.500% 12/15/14	1,500,000	1,715,190
	Series 2003 C,
	Insured: NPFGC
	5.000% 05/01/22	1,000,000	1,044,590
	Series 2003 E,
	Insured: NPFGC
	5.000% 08/15/21	1,000,000	1,040,720
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	687,696
	Series 2005 D,
	Insured: NPFGC
	5.000% 11/15/23	4,000,000	4,212,520

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2006 E,
	5.000% 12/15/20	3,000,000	3,251,220
	Series 2008 B,
	5.000% 04/15/22	5,415,000	5,850,366
	Series 2009 A,
	5.000% 01/01/16	5,960,000	6,763,289
State General Obligations Total			29,639,924
TAX-BACKED TOTAL			123,566,484
UTILITIES — 8.3%
Investor Owned — 3.1%
CT Development Authority
	Pollution Control Revenue:
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	6,360,000	6,319,614
	United Illuminating Co.,
	Series 2009,
	5.750% 06/01/26 (02/01/12) (a)(b)	500,000	516,215
Investor Owned Total			6,835,829
Joint Power Authority — 1.7%
CT Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,094,720
	Series 2009 A,
	Insured: AGC
	5.000% 01/01/17	1,525,000	1,716,464
Joint Power Authority Total			3,811,184
Municipal Electric — 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	285,000	299,623
	Series 2010,
	5.250% 07/01/24	2,400,000	2,354,616
Municipal Electric Total			2,654,239
Water & Sewer — 2.3%
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: NPFGC
	5.000% 11/15/30	2,500,000	2,423,450
CT South Central Regional Water Authority
	Series 2003 B,
	Insured: NPFGC
	5.250% 08/01/29 (a)	750,000	762,030
	Series 2007 A,
	Insured: NPFGC:
	5.250% 08/01/22	1,370,000	1,491,656

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.250% 08/01/23	500,000	537,390
Water & Sewer Total			5,214,526
	UTILITIES TOTAL		18,515,778

	Total Municipal Bonds (cost of $218,159,128)		221,172,048

	Shares
Investment Companies — 0.4%
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.134%)	649,000	649,000
Dreyfus Municipal Cash Management Plus (7 day yield of 0.110%)	202,022	202,022

Total Investment Companies (cost of $851,022)		851,022

Total Investments — 99.4% (cost of $219,010,150)(e)(f)		222,023,070

Other Assets & Liabilities, Net — 0.6%		1,434,921

Net Assets — 100.0%		223,457,991

10

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

11

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

12

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$221,172,048	$—	$221,172,048
Total Investment Companies	851,022	—	—	851,022
Total Investments	$851,022	$221,172,048	$—	$222,023,070

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	Cost for federal income tax purposes is $218,981,742.

(f)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,350,610	$(2,309,282)	$3,041,328

Acronym	Name

AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

13

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

	Par ($)	Value ($)*
Municipal Bonds — 98.2%
EDUCATION — 20.9%
Education — 15.0%
CT Health & Educational Facilities Authority
Connecticut College,
Series 2002 E,
Insured: NPFGC
5.250% 07/01/22	400,000	403,048
Fairfield University:
Series 2008 N,
4.750% 07/01/27	1,000,000	943,290
Series 2010 O,
5.000% 07/01/40	1,000,000	912,570
Quinnipiac University,
Series 2007 I,
Insured: NPFGC
4.375% 07/01/28	1,015,000	897,412
Trinity College:
Series 1998 F,
Insured: NPFGC
5.500% 07/01/21	2,000,000	2,255,720
Series 2007 J,
Insured: NPFGC:
4.250% 07/01/31	1,000,000	851,030
4.500% 07/01/37	1,500,000	1,268,325
University of Hartford,
Series 2002 E,
Insured: RAD
5.375% 07/01/15	1,000,000	1,031,250
Yale University:
Series 2001 V-1,
0.220% 07/01/36 (02/01/11) (a)(b)	500,000	500,000
Series 2003 X-1,
5.000% 07/01/42	2,000,000	2,005,780
Series 2007 Z-1,
5.000% 07/01/42	1,500,000	1,512,675
Education Total		12,581,100
Prep School — 5.9%
CT Health & Educational Facilities Authority
Brunswick School,
Series 2003 B,
Insured: NPFGC
5.000% 07/01/33	670,000	623,033
Loomis Chaffee School,
Series 2005 F,
Insured: AMBAC:
5.250% 07/01/25	2,035,000	2,210,193
5.250% 07/01/26	1,045,000	1,127,796
Miss Porter’s School,
Series 2006 B,
Insured: AMBAC

1

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
5.000% 07/01/36	1,075,000	992,171
Prep School Total		4,953,193
EDUCATION TOTAL		17,534,293
HEALTH CARE — 12.7%
Continuing Care Retirement — 0.2%
CT Hamden
Whitney Center, Inc.,
Series 2009 A,
7.625% 01/01/30	225,000	230,263
Continuing Care Retirement Total		230,263
Hospitals — 9.3%
CT Health & Educational Facilities Authority
Danbury Hospital,
Series 2006 H,
Insured: AMBAC
4.500% 07/01/33	2,000,000	1,452,680
Middlesex Hospital,
Series 2006 L,
Insured: AGMC
4.250% 07/01/36	1,000,000	787,620
Series 2010,
5.000% 11/15/40	3,000,000	2,704,350
William W. Backus Hospital,
Series 2005 F,
Insured: AGMC
5.125% 07/01/35	2,000,000	1,904,960
Yale-New Haven Hospital,
Series 2010 M,
5.500% 07/01/40	1,000,000	951,090
Hospitals Total		7,800,700
Intermediate Care Facilities — 0.3%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc.,
Series 2002 A,
Insured: AMBAC
5.000% 07/01/23	255,000	235,197
Intermediate Care Facilities Total		235,197
Nursing Homes — 2.9%
CT Development Authority Health Facility
Alzheimer’s Resources Center, Inc.,
Series 2007:
5.400% 08/15/21	500,000	459,220

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.500% 08/15/27	2,375,000	1,970,276
Nursing Homes Total			2,429,496
HEALTH CARE TOTAL			10,695,656
HOUSING — 4.4%
Multi-Family — 2.1%
CT Bridgeport Housing Authority
	Series 2009,
	5.600% 06/01/30	1,000,000	997,570
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	752,985
Multi-Family Total			1,750,555
Single-Family — 2.3%
CT Housing Finance Authority
	Series 2003 C-1,
	4.850% 11/15/23	1,000,000	1,006,570
	Series 2006, AMT,
	4.875% 11/15/36	1,040,000	934,669
Single-Family Total			1,941,239
HOUSING TOTAL			3,691,794
OTHER — 3.9%
Pool/Bond Bank — 1.3%
CT State
	Series 2009 A,
	5.000% 06/01/26	1,000,000	1,051,400
Pool/Bond Bank Total			1,051,400
Refunded/Escrowed (c) — 2.6%
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	10,788
	Series 2002 C,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 11/01/20	10,000	10,788
CT Plainville
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: NPFGC
	5.000% 12/01/16	500,000	540,335
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC:
	5.500% 08/01/27	450,000	512,194

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.500% 08/01/27	1,050,000	1,167,432
Refunded/Escrowed Total			2,241,537
OTHER TOTAL			3,292,937
RESOURCE RECOVERY — 3.9%
Disposal — 2.1%
CT New Haven Solid Waste Authority
	Series 2008,

	5.375% 06/01/28	1,750,000	1,773,660
Disposal Total			1,773,660
Resource Recovery — 1.8%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	GTY AGMT: Covanta Arc LLC
	5.500% 11/15/15	1,500,000	1,510,395
Resource Recovery Total			1,510,395
RESOURCE RECOVERY TOTAL			3,284,055
TAX-BACKED — 42.7%
Local General Obligations — 19.5%
CT Bloomfield
	Series 2010 A,
	5.000% 10/15/24	1,250,000	1,333,687
CT Bridgeport
	Series 2004 C,
	Insured: NPFGC
	5.500% 08/15/19	1,500,000	1,644,315
CT Cheshire
	Series 2001 B,
	5.000% 08/01/14	1,720,000	1,933,796
CT East Hartford
	Series 2003,
	Insured: NPFGC
	5.250% 05/01/15	1,000,000	1,123,540
CT Granby
	Series 2006,
	5.000% 02/15/26	540,000	616,372
CT New Britain
	Series 1993 A,
	Insured: NPFGC
	6.000% 10/01/12	1,000,000	1,055,790
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,302,576
CT New Haven
	Series 2002 B,
	Insured: NPFGC
	5.000% 11/01/16	1,000,000	1,073,500

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,222,703
CT Ridgefield
	Series 2009,
	5.000% 09/15/21	1,000,000	1,159,220
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	1,000,000	1,170,450
	Series 2010 B,
	5.000% 07/01/22	1,000,000	1,133,090
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,598,478
Local General Obligations Total			16,367,517
Special Non-Property Tax — 12.6%
CT Special Tax Obligation
	Transportation Infrastructure,
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,285,180
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,150,000	2,050,713
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003,
	5.300% 07/01/35	3,000,000	2,679,690
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	1,000,000	879,020
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(d) 07/01/35	2,000,000	325,480
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009 B,
	5.750% 08/01/37	1,500,000	1,460,235
	Series 2010 C,
	5.250% 08/01/41	1,000,000	894,320
Special Non-Property Tax Total			10,574,638
Special Property Tax — 0.9%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	750,000	757,410
Special Property Tax Total			757,410

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 6.7%
CT State
	Certificates of Participation,
	Juvenile Training School,
	Series 2001,
	4.750% 12/15/25	2,500,000	2,503,425

CT University of Connecticut
	Series 2009 A,
	5.000% 02/15/28	500,000	511,280
	Series 2010 A:
	5.000% 02/15/27	1,500,000	1,549,545
	5.000% 02/15/29	1,000,000	1,018,910
State Appropriated Total			5,583,160
State General Obligations — 3.0%
CT Housing Finance Authority
	Series 2009,
	5.000% 06/15/28	750,000	754,035
CT State
	Series 2001 C,
	Insured: AGMC
	5.500% 12/15/15	1,500,000	1,741,695
State General Obligations Total			2,495,730
TAX-BACKED TOTAL			35,778,455
TRANSPORTATION — 0.7%
Transportation — 0.7%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	557,805
Transportation Total			557,805
TRANSPORTATION TOTAL			557,805
UTILITIES — 9.0%
Municipal Electric — 3.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	500,000	545,945
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	1,500,000	1,576,965
	Series 2010 XX,
	5.250% 07/01/40	1,000,000	877,010
Municipal Electric Total			2,999,920

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 5.4%
CT Greater New Haven Water Pollution Control Authority
	Series 2008,
	Insured: AGMC
	4.750% 11/15/28	600,000	571,344
CT South Central Regional Water Authority

	Series 2005,
	Insured: NPFGC
	5.000% 08/01/30	1,870,000	1,860,781
	Series 2007 A,
	Insured: NPFGC:
	5.250% 08/01/23	1,000,000	1,074,780
	5.250% 08/01/24	1,000,000	1,065,660
Water & Sewer Total			4,572,565
UTILITIES TOTAL			7,572,485

	Total Municipal Bonds (cost of $84,705,451)		82,407,480

	Shares
Investment Companies — 1.2%
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.130%)	514,043	514,043
Dreyfus Connecticut Municipal Money Market Fund (7 day yield of 0.000%)	453,158	453,158

Total Investment Companies (cost of $967,201)		967,201

Total Investments — 99.4% (cost of $85,672,652) (e)(f)		83,374,681

Other Assets & Liabilities, Net — 0.6%		524,958

Net Assets — 100.0%		83,899,639

7

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

8

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$82,407,480	$—	$82,407,480
Total Investment Companies	967,201	—	—	967,201
Total Investments	$967,201	$82,407,480	$—	$83,374,681

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	Cost for federal income tax purposes is $85,637,547.

(f)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,792,393	$(4,055,259)	$(2,262,866)

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

9

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 99.0%
EDUCATION — 3.5%
Education — 3.3%
CA Municipal Finance Authority
	Biola University,
	Series 2008 A,
	5.625% 10/01/23	3,000,000	2,958,360
CA University
	Series 2008 A,
	Insured: AGMC
	5.000% 11/01/22	5,000,000	5,174,750
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	1,000,000	1,127,860
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,125,580
KS Washburn University
	Topeka Living Learning Center,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	905,175
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	556,670
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/24	2,670,000	2,968,266
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,163,010
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,168,530
NH Health & Education Facilities Authority
	Series 2009 A,
	5.000% 07/01/23	8,370,000	8,554,224
NY Dormitory Authority
	Mount Sinai School of Medicine,
	Series 2009:
	5.500% 07/01/26	14,635,000	14,870,623
	5.500% 07/01/27	10,675,000	10,760,293
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/21	6,345,000	7,051,896
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/23	3,245,000	3,417,569

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
OH University
	Series 2009 A,
	5.000% 12/01/16	4,000,000	4,550,240
PA Higher Educational Facilities Authority
	University of Sciences,
	Series 2005 A,
	Insured: SYNC
	5.000% 11/01/16	360,000	382,450
RI Health & Educational Building Corp.
	Series 2003,
	Insured: SYNC
	5.250% 04/01/15	1,500,000	1,551,570
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: NPFGC
	5.000% 10/15/19	2,000,000	2,104,520
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,324,880
	Series 2006 D,
	5.000% 08/15/18	1,545,000	1,723,803
Education Total			75,440,269
Prep School — 0.2%
TX San Juan Higher Education Finance Authority
	Idea Public Schools,
	Series 2010 A:
	5.125% 08/15/20	2,000,000	1,954,280
	5.750% 08/15/24	1,590,000	1,556,340
Prep School Total			3,510,620
EDUCATION TOTAL			78,950,889
HEALTH CARE — 8.5%
Continuing Care Retirement — 1.9%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	983,410
FL Lakeland
	Carpenters Retirement Community,
	Series 2008,
	5.875% 01/01/19	1,875,000	1,860,281
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	6,703,159

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers,
	Series 2005,
	5.000% 07/01/13	3,125,000	3,140,250
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	3,425,880
IL Finance Authority
	Monarch Landing, Inc.,
	Series 2007 A:
	5.500% 12/01/13 (a)	1,855,578	19
	6.000% 12/01/17 (a)	3,027,967	30
	Sedgebrook, Inc.,
	Series 2007 A:
	5.400% 11/15/16 (a)	1,646,491	16
	5.875% 11/15/22 (a)	6,090,550	61
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	10,640,000	9,866,791
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	2,076,355
KS Manhattan
	Manhattan Health Care Facility,
	Series 2007 A,
	5.000% 05/15/24	6,000,000	5,044,260
MA Development Finance Agency
	Orchard Cove, Inc.,
	Series 2007,
	5.000% 10/01/17	930,000	886,337
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	6,219,920
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	3,185,925
Continuing Care Retirement Total			43,392,694
Hospitals — 6.4%
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,594,500

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2009 F,
	5.000% 07/01/27 (07/01/14) (b)(c)	3,000,000	3,206,490
	St. Joseph Health System,
	Series 2009 B,
	5.000% 07/01/18	10,445,000	11,088,621
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008 D,
	5.500% 10/01/38 (11/12/15) (b)(c)	5,000,000	5,612,750
FL Highlands County Health Facilities Authority
	Adventist Health/Sunbelt GP,
	Series 2005 A:
	5.000% 11/15/20 (b)	1,000,000	1,020,390
	5.000% 11/15/22 (b)	1,000,000	1,002,580
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	1,006,130
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: NPFGC
	6.250% 10/01/16	1,700,000	1,876,596
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,800,341
	5.500% 11/15/15	1,995,000	2,075,219
	5.500% 11/15/16	1,980,000	2,045,300
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: NPFGC:
	5.500% 11/15/13	6,080,000	6,575,885
	5.500% 11/15/14	6,000,000	6,555,180
GA DeKalb County Hospital Authority
	Dekalb Medical Center, Inc.,
	Series 2010,
	6.000% 09/01/30	5,000,000	4,646,650
MA Health & Educational Facilities Authority
	CareGroup, Inc.,
	Series 2008 E-2:
	5.375% 07/01/20	9,720,000	10,028,221
	5.375% 07/01/22	13,345,000	13,519,286

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MI Saginaw Hospital Finance Authority
	Covenant Medical Center,
	Series 2004 G,
	5.125% 07/01/22	10,000,000	9,767,400
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	2,676,240
	5.250% 10/01/27	3,700,000	2,975,244
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	6,941,970
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,872,483
	5.250% 11/15/17	1,250,000	1,328,338
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2009,
	5.250% 05/01/30	4,750,000	4,480,485
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	771,895
	5.000% 08/01/15	545,000	576,784
OH Montgomery County
	Catholic Health Initiatives,
	Series 2008 D,
	5.250% 10/01/38 (11/12/13) (b)(c)	8,000,000	8,756,240
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A:
	5.000% 08/15/20	3,480,000	3,477,320
	5.125% 08/15/21	3,715,000	3,695,496
	5.250% 08/15/22	1,965,000	1,954,546
TX Harris County Health Facilities Development Corp.
	Memorial Hermann Hospital Systems,
	Series 1997 A,
	Insured: NPFGC
	GTY AGMT: MHS Physicians of Texas
	6.000% 06/01/13	2,170,000	2,340,757
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,072,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,603,335
WI Health & Educational Facilities Authority
	Wheaton Franciscan Healthcare,
	Series 2006,
	5.125% 08/15/23	13,065,000	12,067,226
Hospitals Total			146,012,598
Nursing Homes — 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,446,009
	5.500% 07/01/21	1,530,000	1,328,438
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	889,330
Nursing Homes Total			4,663,777
HEALTH CARE TOTAL			194,069,069
HOUSING — 0.5%
Multi-Family — 0.3%
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32 (07/15/11) (b)(c)(d)	1,910,000	931,774
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,088,860
	5.375% 10/01/18	2,000,000	2,157,320
LA Housing Finance Agency
	Series 2006 A,
	Insured: FHA
	4.750% 12/01/31	1,375,000	1,309,784
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A,
	5.500% 10/01/24	1,575,000	1,554,053
Multi-Family Total			7,041,791

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — 0.2%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	5,000,000	4,590,800
Single-Family Total			4,590,800
HOUSING TOTAL			11,632,591
INDUSTRIALS — 2.7%
Forest Products & Paper — 1.0%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,455,988
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	511,740
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,803,767
MI Dickinson County Economic Development Corp.
	International Paper Co.,
	Series 2004 A,
	4.800% 11/01/18	6,750,000	6,682,433
TX Gulf Coast Waste Disposal Authority
	International Paper Co.,
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,750,000
Forest Products & Paper Total			24,203,928
Oil & Gas — 1.5%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	2,444,100
TX Gulf Coast Waste Disposal Authority
	BP Products North America,
	Series 2007,
	GTY AGMT: BP PLC
	2.300% 01/01/42 (09/03/13) (b)(c)	5,415,000	5,406,986
TX Harris County Industrial Development Corp.
	Deer Park Refining LP,
	Series 2008,
	4.700% 05/01/18	12,000,000	12,271,560
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/12	5,500,000	5,710,045
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.250% 08/01/16	4,450,000	4,620,034

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
TX Texas City Industrial Development Corp.
	BP Pipelines N.A., Inc.,
	Series 1990,
	GTY AGMT: Atlantic Richfield Co.
	7.375% 10/01/20	3,000,000	3,419,490
Oil & Gas Total			33,872,215
Other Industrial Development Bonds — 0.2%
IL Chicago Recovery Zone
	Asphalt Operating Services,
	Series 2010,
	6.125% 12/01/18	3,800,000	3,761,278
Other Industrial Development Bonds Total			3,761,278
INDUSTRIALS TOTAL			61,837,421
OTHER — 8.3%
Other — 0.2%
LA New Orleans Aviation Board
	Series 2009 A,
	6.000% 01/01/25	4,250,000	4,278,985
Other Total			4,278,985
Pool/Bond Bank — 2.7%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,000,330
FL Municipal Loan Council
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/19	1,015,000	1,038,680
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,036,450
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,418,678
	Series 2009,
	5.000% 08/01/24	11,530,000	12,424,497
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,746,548
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,192,020
	Series 2002,
	5.750% 07/01/17	2,000,000	2,191,060

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
VA Public School Authority
	Series 2005 B,
	5.250% 08/01/16	13,995,000	16,173,602
	Series 2005,
	5.000% 08/01/16	6,285,000	7,055,981
VA Resources Authority
	Series 2007,
	5.000% 10/01/17	3,760,000	4,343,063
Pool/Bond Bank Total			61,620,909
Refunded/Escrowed(e) — 4.7%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(f) 01/01/25	22,405,000	11,946,570
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Pre-refunded 06/15/16,
	Insured: AMBAC
	06/15/21 (06/15/11) (b)(c)(g) (5.700% 06/15/11)	4,000,000	4,540,920
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	4,705,000	5,563,992
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,089,440
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12,
	5.600% 05/01/27	4,000,000	4,284,520
IL Chicago Board of Education
	Series 1996,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 12/01/12	2,100,000	2,315,166
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(f) 01/01/17	600,000	513,756
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	1,875,000	2,216,569
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(f) 12/01/14	2,175,000	2,027,752

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MI Detroit Sewage Disposal Revenue
	Series 2003 A,
	Pre-refunded 07/01/13,
	Insured: AGMC
	5.000% 07/01/14	7,180,000	7,894,841
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,533,360
NV Clark County School District
	Series 2003 D,
	Pre-refunded 12/15/13,
	Insured: NPFGC
	5.000% 06/15/16	10,760,000	11,968,025
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,561,720
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	5,880,329
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(f) 09/01/21	2,210,000	1,464,346
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,157,680
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,440,956
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: NPFGC
	5.500% 06/01/16	10,000,000	11,202,100
TX University of Texas
	Series 2006 D,
	Pre-refunded 02/15/17,
	5.000% 08/15/18	8,455,000	9,670,068
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	5,000,000	5,347,750

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,882,345
Refunded/Escrowed Total			107,502,205
Tobacco — 0.7%
IL Railsplitter Tobacco Settlement Authority
	Series 2010,
	5.000% 06/01/19	5,000,000	4,785,950
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.500% 06/01/23	2,430,000	2,029,099
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	11,655,000	8,756,751
Tobacco Total			15,571,800
OTHER TOTAL			188,973,899
OTHER REVENUE — 0.2%
Recreation — 0.2%
FL Seminole Indian Tribe
	Series 2007 A,
	5.750% 10/01/22 (h)	2,000,000	1,895,680
OK Chickasawa Nation
	Series 2007,
	5.375% 12/01/17 (h)	3,360,000	3,424,915
Recreation Total			5,320,595
OTHER REVENUE TOTAL			5,320,595
RESOURCE RECOVERY — 0.4%
Resource Recovery — 0.4%
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24 (11/15/13) (b)(c)	8,000,000	8,134,960
Resource Recovery Total			8,134,960
RESOURCE RECOVERY TOTAL			8,134,960
TAX-BACKED — 48.0%
Local Appropriated — 2.9%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: NPFGC
	5.000% 07/01/16	10,000,000	11,124,900

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,060,020
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: AGMC
	5.000% 08/01/18	2,320,000	2,419,528
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: NPFGC
	5.500% 07/01/14	2,000,000	2,196,720
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,596,000
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: NPFGC
	5.000% 06/01/19	2,000,000	2,020,020
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/18	1,000,000	1,039,560
NC Charlotte
	Certificates of Participation,
	Series 2003 A,
	5.000% 06/01/28	11,890,000	11,925,551
NC Iredell County
	Certificates of Participation,
	Series 2008,
	Insured: AGMC
	5.250% 06/01/17	1,710,000	1,912,361
SC Berkeley County School District
	Series 2003:
	5.000% 12/01/28	7,205,000	6,861,250
	5.250% 12/01/18	1,000,000	1,073,560
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,183,600
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,162,780
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,585,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,551,570
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC
	6.000% 12/01/16	3,800,000	4,199,950
Local Appropriated Total			66,912,670
Local General Obligations — 10.5%
AK Anchorage
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,706,800
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: NPFGC
	5.000% 07/01/15	6,300,000	7,058,205
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,466,098
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: AGMC
	4.500% 07/01/24	4,000,000	3,759,440
	Series 2007,
	Insured: AGMC
	5.000% 07/01/20	6,230,000	6,528,978
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(f) 08/01/24	5,000,000	1,998,900
CA Monrovia Unified School District
	Series 2005,
	Insured: NPFGC
	5.250% 08/01/21	5,600,000	6,015,352
CA Oakland Unified School District
	Series 2009,
	6.125% 08/01/29	8,000,000	8,013,120
CA San Mateo County Community College
	Series 2006 A,
	Insured: NPFGC
	(f) 09/01/20	9,310,000	5,826,943
CA West Contra Costa Unified School District
	Series 2005,
	Insured: NPFGC
	(f) 08/01/20	7,285,000	4,193,829

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: NPFGC
	5.000% 06/01/17	1,000,000	1,048,220
IL Chicago Board of Education
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,319,800
	Series 2005 B,
	5.000% 12/01/21	5,825,000	5,832,281
IL Chicago
	Series 1999,
	Insured: NPFGC
	5.250% 01/01/18	7,540,000	8,010,722
IL Cook County
	Series 2010 A,
	5.250% 11/15/22	12,000,000	12,415,080
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Insured: NPFGC
	(f) 01/01/17	3,050,000	2,390,560
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: NPFGC
	5.000% 09/01/19	1,030,000	1,077,977
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,246,300
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	6,335,000	6,737,082
NH Manchester
	Series 2004,
	Insured: NPFGC
	5.500% 06/01/19	4,450,000	5,235,648
NV Clark County
	Series 2009,
	5.000% 12/01/28	10,740,000	10,614,449
NY New York City
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,373,880
	Series 2005,
	5.000% 08/01/20	10,000,000	10,499,000
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,229,161
	Series 2008 B-1,
	5.250% 09/01/22	7,200,000	7,671,960
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,773,980

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OH Marion City School District
	Series 2000,
	Insured: AGMC
	6.500% 12/01/14	500,000	582,030
OH Mason City School District
	Series 2005,
	Insured: NPFGC
	5.250% 12/01/19	2,250,000	2,568,353
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: NPFGC
	5.500% 06/15/17	2,500,000	2,887,875
PA Westmoreland County
	Series 1997,
	Insured: NPFGC
	(f) 12/01/18	1,000,000	680,600
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: NPFGC
	5.000% 06/01/16	1,075,000	1,117,645
TN Chattanooga
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/14	4,150,000	4,661,944
TN Overton County
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/16	1,000,000	1,084,340
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,823,512
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,080,717
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,133,260
TX Brownwood Independent School District
	Series 2005,
	Insured: NPFGC
	5.250% 02/15/17	1,310,000	1,416,346
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,800,348

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX Corpus Christi
	Series 2002,
	Insured: AGMC
	5.500% 09/01/15	1,655,000	1,763,369
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,600,647
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(f) 02/15/22	2,000,000	1,249,780
TX El Paso
	Series 2005,
	Insured: NPFGC
	5.250% 08/15/14	2,000,000	2,238,300
TX Harris County Flood Control District
	Series 2006,
	4.750% 10/01/29	12,700,000	12,559,792
TX Harris County
	Series 1997,
	5.125% 08/15/24	13,500,000	14,726,745
TX Houston Independent School District
	Series 2007,
	Guarantor: PSFG
	4.500% 02/15/25	5,000,000	5,049,400
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,100,780
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,700,740
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,198,460
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,069,650
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,834,064
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,116,855

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(f) 08/15/11	3,500,000	3,491,705
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,515,380
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,113,000
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,726,352
TX West University Place
	Series 2002,
	5.500% 02/01/15	645,000	672,922
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,079,054
TX Williamson County
	Series 2005,
	Insured: NPFGC
	5.000% 02/15/16	1,985,000	2,223,379
WA Clark County School District No. 37 Vancouver
	Series 2001 C,
	Insured: NPFGC
	(f) 12/01/16	1,000,000	849,590
Local General Obligations Total			238,760,699
Special Non-Property Tax — 11.8%
CA Economic Recovery
	Series 2004 A,
	Insured: NPFGC
	5.000% 07/01/15	5,000,000	5,430,750
	Series 2009 A,
	5.000% 07/01/20	12,500,000	13,330,250
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: AGMC:
	5.000% 07/01/17	6,280,000	6,761,739
	5.000% 07/01/18	7,700,000	8,267,875
CO Department of Transportation
	Series 2002 B,
	Insured: NPFGC:
	5.500% 06/15/14	3,000,000	3,393,840
	5.500% 06/15/15	1,000,000	1,150,380

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,590,475
FL Division Bond Finance Department
	Series 1998,
	Insured: AGMC
	6.000% 07/01/13	10,000,000	11,106,900
FL Hillsborough County Industrial Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,413,059
FL Hurricane Catastrophe Fund Finance Corp.
	Series 2008 A,
	5.000% 07/01/14	15,000,000	15,942,300
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: NPFGC:
	5.375% 10/01/18	3,450,000	3,630,814
	5.375% 10/01/19	3,720,000	3,902,875
FL Jacksonville Sales Tax
	Series 2002,
	Insured: NPFGC
	5.375% 10/01/18	1,000,000	1,053,960
	Series 2003,
	Insured: NPFGC
	5.250% 10/01/19	1,080,000	1,141,506
FL Miami-Dade County Transit Sales Tax
	Series 2006,
	Insured: SYNC
	5.000% 07/01/19	5,040,000	5,307,170
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: NPFGC
	5.500% 10/01/14	1,555,000	1,637,026
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,092,240
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC:
	5.750% 10/01/15	2,500,000	2,591,500
	5.750% 10/01/20	1,000,000	1,025,820
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(f) 12/15/17	2,540,000	1,857,096

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL State
	Series 2002,
	Insured: NPFGC
	5.500% 06/15/15	1,000,000	1,087,910
KS Wyandotte County Unified Government
	Series 2005 B,
	5.000% 12/01/20	7,370,000	7,394,616
	Series 2010,
	(f) 06/01/21	6,200,000	3,282,156
MA State
	Series 2005 A,
	Insured: AGMC
	5.500% 06/01/16	13,615,000	15,816,273
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,298,475
MI Trunk Line
	Series 1998 A,
	5.500% 11/01/16	2,000,000	2,287,140
	Series 2005,
	Insured: AGMC
	5.250% 11/01/17	5,050,000	5,662,363
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	4,102,200
	5.500% 06/15/16	5,500,000	5,622,595
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,253,170
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	788,175
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.500% 06/15/20 (h)	4,900,000	4,530,540
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: NPFGC:
	5.250% 11/15/16	3,000,000	3,397,500
	5.250% 11/15/17	4,000,000	4,511,440
NY Nassau County Interim Finance Authority
	Series 2003 B,
	Insured: AMBAC
	5.000% 11/15/14	5,720,000	6,259,739
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,431,386
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,821,580

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2007 C-1,
	5.000% 11/01/20	10,300,000	11,066,011
	Series 2009 A,
	5.000% 05/01/27	10,430,000	10,676,982
NY Thruway Authority
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,437,000
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,248,333
NY Urban Development Corp.
	Series 2004 A,
	Insured: NPFGC
	5.500% 03/15/20	29,450,000	33,663,411
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,133,880
RI Convention Center Authority
	Series 2005 A,
	Insured: AGMC:
	5.000% 05/15/21	4,000,000	4,083,960
	5.000% 05/15/22	3,525,000	3,647,846
	5.000% 05/15/23	4,900,000	5,026,469
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,228,156
	5.500% 09/01/18	1,250,000	1,345,275
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(f) 09/01/17	2,000,000	1,416,960
	5.250% 09/01/19	1,195,000	1,188,428
	5.250% 09/01/20	1,265,000	1,237,297
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,256,203
Special Non-Property Tax Total			268,831,044
Special Property Tax — 1.4%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.000% 04/01/22	7,430,000	7,559,505

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12 (a)	2,000,000	740,000
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,100,000
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	1,685,000	522,350
	5.650% 05/01/22	3,000,000	930,000
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	4,445,000	1,911,350
	Series 2007 B-2,
	5.125% 05/01/13	2,625,000	1,128,776
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	5,335,125
FL Viera East Community Development District
	Series 2006,
	Insured: NPFGC
	5.750% 05/01/19	1,910,000	1,920,639
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	5,979,400
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	895,000	838,078
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,830,963
Special Property Tax Total			31,796,186
State Appropriated — 9.7%
AL Public School & College Authority
	Series 2009 A,
	5.000% 05/01/19	10,000,000	11,018,800
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/15	7,500,000	8,290,350
AZ State
	Series 2010 A,
	Insured: AGMC
	5.000% 10/01/18	5,000,000	5,276,350

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Public Works Board
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,563,030
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,036,840
	Series 2006 F,
	Insured: NPFGC
	5.250% 11/01/18	4,000,000	4,154,400
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	12,500,000	13,198,125
FL Department Management Services Division
	Series 2003 A,
	Insured: AGMC
	5.250% 09/01/15	1,515,000	1,697,542
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,157,890
LA Office Facilities Corp.
	Series 2010,
	5.000% 05/01/20	4,290,000	4,395,062
MI Building Authority
	Series 2003,
	Insured: AGMC
	5.250% 10/15/14	10,000,000	10,903,700
NJ Economic Development Authority
	Series 2005 K,
	Insured: AMBAC:
	5.250% 12/15/20	16,810,000	17,543,420
	5.500% 12/15/19	2,500,000	2,684,675
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,394,406
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: AGMC
	5.500% 12/15/18	2,000,000	2,220,900
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,621,762
	Series 2006 A,
	Insured: AGMC:
	5.250% 12/15/22	4,000,000	4,177,080
	5.500% 12/15/21	4,700,000	5,060,114
	Series 2010 D,
	5.250% 12/15/23	24,000,000	24,567,600
NY Dormitory Authority
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,501,632
	Insured: AGMC
	5.250% 05/15/15	4,000,000	4,453,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 1995 A:
	Insured: AGMC
	5.625% 07/01/16	500,000	545,995
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,345,238
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,459,950
	Series 2005 A:
	Insured: AMBAC
	5.250% 05/15/18	6,000,000	6,589,860
	Insured: NPFGC:
	5.500% 05/15/17	10,000,000	11,350,900
	5.500% 05/15/22	6,730,000	7,343,776
	Series 2009 A,
	5.000% 07/01/24	3,500,000	3,579,485
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,749,075
NY Urban Development Corp.
	Series 2008 B:
	5.000% 01/01/19	4,000,000	4,375,160
	5.000% 01/01/20	10,460,000	11,250,358
UT Building Ownership Authority
	Series 1998,
	Insured: AGMC
	5.500% 05/15/14	5,000,000	5,585,000
WI State
	Series 2009 A,
	5.125% 05/01/23	14,000,000	14,761,320
State Appropriated Total			220,852,795
State General Obligations — 11.7%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,633,600
	Series 2003,
	5.250% 11/01/18	1,000,000	1,069,470
	Series 2004,
	5.000% 02/01/20	750,000	770,348
	Series 2005,
	5.000% 03/01/17	9,500,000	10,157,115
	Series 2007,
	4.500% 08/01/26	8,000,000	7,103,760
	Series 2009,
	5.250% 10/01/22	25,000,000	25,672,250
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	19,167,898
	Series 2005 C,
	5.000% 06/01/13	11,830,000	12,889,258

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	7,782,585
HI State
	Series 2008 DK,
	5.000% 05/01/22	10,750,000	11,489,922
IL State
	Series 2004,
	Insured: AMBAC
	5.000% 11/01/18	10,650,000	10,639,031
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	5,750,000	6,832,035
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	2,049,930
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,601,230
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,853,700
	Series 2004 C,
	Insured: AGMC
	5.500% 12/01/16	10,000,000	11,711,000
	Series 2006,
	5.000% 11/01/25	8,000,000	8,545,040
	Series 2007 A,
	0.742% 11/01/25 (02/01/11) (b)(c)	10,000,000	7,597,600
	Series 2010 A,
	0.820% 02/01/14 (02/03/11) (b)(c)	2,000,000	2,000,660
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,406,038
OH State
	Series 2009 C,
	5.000% 09/15/17	20,000,000	22,805,600
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,435,030
	Series 2004:
	Insured: AGMC
	5.375% 07/01/18	12,000,000	14,043,960
	Insured: NPFGC
	5.375% 07/01/16	10,000,000	11,640,500
	Series 2005,
	5.000% 01/01/15	5,500,000	6,182,605
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: NPFGC
	6.500% 07/01/15	4,190,000	4,548,245
	Series 2001 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.500% 07/01/13	6,395,000	6,798,844
	Series 2006 B,
	5.250% 07/01/16	5,000,000	5,157,700
WA State
	Series 2002 R,
	Insured: NPFGC
	5.000% 01/01/18	6,485,000	6,705,879
	Series 2009,
	5.000% 08/01/26	18,270,000	18,909,267
State General Obligations Total			266,200,100
TAX-BACKED TOTAL			1,093,353,494
TRANSPORTATION — 10.2%
Air Transportation — 0.2%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 1997,
	5.350% 09/01/12	3,530,000	3,705,194
Air Transportation Total			3,705,194
Airports — 2.8%
CA San Francisco City & County Airports Commission
	Series 2010 A,
	4.900% 05/01/29	5,000,000	4,678,650
DC District of Columbia Metropolitan WA Airports Authority
	Series 2009 C,
	5.250% 10/01/25	8,920,000	9,168,600
FL Miami-Dade County
	Series 2010 A1,
	5.500% 10/01/25	6,000,000	6,093,900
IL Chicago O’Hare International Airport
	Series 2005,
	Insured: NPFGC
	5.250% 01/01/17	10,000,000	10,723,200
MA Port Authority
	Series 2007 D,
	Insured: AGMC
	5.000% 07/01/17	8,000,000	8,841,840
MO St. Louis Airport Revenue
	Series 2007,
	Insured: AGMC
	5.000% 07/01/21	12,150,000	12,159,356
NV Clark County
	Series 2009 C,
	Insured: AGO
	5.000% 07/01/25	8,190,000	7,948,149
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: AGMC
	5.000% 07/01/27	5,000,000	4,895,650
Airports Total			64,509,345

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 5.7%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC
	(f) 01/15/12	7,600,000	7,238,924
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(f) 09/01/12	5,525,000	5,202,064
	Series 2000,
	Insured: NPFGC
	(f) 09/01/18	1,500,000	960,885
DC District of Columbia Metropolitan WA Airports Authority
	Series 2009,
	Insured: AGC:
	(f) 10/01/24	20,980,000	9,262,250
	(f) 10/01/25	7,500,000	3,073,875
	(f) 10/01/26	5,000,000	1,869,200
GA Road & Tollway Authority
	Series 2009 A,
	5.000% 06/01/19	10,000,000	11,282,900
IL Toll Highway Authority
	Series 2006 A-1,
	Insured: AGMC
	5.000% 01/01/18	2,000,000	2,092,500
KS Turnpike Authority
	Series 2002,
	Insured: AGMC:
	5.250% 09/01/15	1,855,000	2,129,058
	5.250% 09/01/16	1,230,000	1,427,895
NY Thruway Authority
	Series 2005 F,
	Insured: AMBAC
	5.000% 01/01/17	6,500,000	6,974,370
NY Triborough Bridge & Tunnel Authority
	Series 2008 B-1,
	5.000% 11/15/25 (11/15/13) (b)(c)	21,500,000	23,428,980
	Series 2008 D,
	5.000% 11/15/22	10,000,000	10,455,800
OH Turnpike Commission
	Series 1998 A,
	Insured: NPFGC
	5.500% 02/15/21	2,000,000	2,231,820
PA Turnpike Commission
	Series 2010 B2,
	12/01/24 (5.350% 12/01/15) (g)	20,000,000	15,291,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
TX North Tollway Authority
	Series 2008 A,
	6.000% 01/01/22	14,000,000	14,893,620
	Series 2008 E3,
	5.750% 01/01/38	9,350,000	10,296,781
Toll Facilities Total			128,112,522
Transportation — 1.5%
CO Regional Transportation District
	Series 2010 A,
	5.000% 06/01/25	9,500,000	9,280,835
FL Osceola County Transportation
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/18	1,000,000	1,040,310
IL Chicago Transit Authority
	Series 2008 A,
	5.000% 06/01/16	2,500,000	2,607,275
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	13,957,496
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: AGMC:
	5.000% 11/15/20	5,000,000	5,264,950
	5.000% 11/15/21	3,000,000	3,127,890
Transportation Total			35,278,756
TRANSPORTATION TOTAL			231,605,817
UTILITIES — 16.7%
Independent Power Producers — 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,071,916
Independent Power Producers Total			7,071,916
Investor Owned — 2.9%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insured: AMBAC
	4.900% 07/01/22	4,600,000	4,605,060
AZ Maricopa County Pollution Control Corp.
	Arizona Public Service Co.,
	Series 2009 D,
	6.000% 05/01/29 (05/01/14) (b)(c)	10,000,000	10,455,400
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: NPFGC
	4.375% 09/01/17	11,550,000	11,498,025

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 2007 B,
	5.150% 09/01/25	2,000,000	2,137,600
IN Finance Authority
	Indianapolis Power & Light Co.,
	Series 2009 B,
	4.900% 01/01/16	11,000,000	11,730,730
MN Becker
	Northern States Power Co.,
	Series 1993 A,
	8.500% 09/01/19	11,085,000	12,337,827
NH Business Finance Authority
	Series 2001 C,
	Insured: NPFGC
	5.450% 05/01/21	1,500,000	1,514,655
WI Sheboygan Pollution Control
	Wisconsin Power,
	Series 2008,
	Insured: FGIC
	5.000% 09/01/15	5,000,000	5,479,000
WV Economic Development Authority
	Pollution Control Revenue,
	Appalachian Power,
	Series 2008 C,
	4.850% 05/01/19 (09/04/13) (b)(c)	6,500,000	6,847,555
Investor Owned Total			66,605,852
Joint Power Authority — 4.4%
CA Southern Public Power Authority
	Series 2010:
	5.000% 07/01/28	10,000,000	9,817,200
	5.000% 07/01/30	15,000,000	14,457,750
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,928,718
GA Municipal Electric Authority
	Series 2010 B,
	5.000% 01/01/20	10,000,000	10,728,000
MI Public Power Agency
	Series 2002 A,
	Insured: NPFGC
	5.250% 01/01/16	1,000,000	1,113,730
NC Eastern Municipal Power Agency
	Series 2008 A,
	Insured: AGC
	5.250% 01/01/19	5,415,000	5,837,262
	Series 2009 B,
	5.000% 01/01/26	24,625,000	23,550,857

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,542,904
	6.000% 10/01/16	3,000,000	3,108,870
UT Intermountain Power Agency
	Series 2007,
	5.000% 07/01/17	15,000,000	16,688,850
WA Energy Northwest Electric
	Series 2002 A,
	Insured: NPFGC
	5.500% 07/01/16	4,675,000	4,934,743
Joint Power Authority Total			100,708,884
Municipal Electric — 3.1%
CA Department of Water Resources
	Series 2008 H,
	5.000% 05/01/21	12,500,000	13,293,000
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: NPFGC
	5.000% 10/01/19	1,000,000	1,076,370
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: AGMC
	5.250% 10/01/15	2,235,000	2,406,313
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,089,820
OH American Municipal Power, Inc.
	Series 2008:
	5.250% 02/15/20	4,060,000	4,306,726
	5.250% 02/15/22	9,810,000	10,179,346
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	3,000,000	3,183,720
	Series 2002 KK,
	Insured: AGMC
	5.500% 07/01/15	10,000,000	11,163,000
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,303,750
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,214,940
	Subordinated Lien,
	Series 1998,
	Insured: NPFGC
	5.250% 05/15/18	1,100,000	1,215,544

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,794,625
	Series 2005,
	5.000% 02/01/18	10,000,000	10,944,800
Municipal Electric Total			69,171,954
Water & Sewer — 6.0%
CA Fresno Sewer Revenue
	Series 1993 A-1,
	Insured: AMBAC
	5.250% 09/01/19	5,000,000	5,445,800
CA Los Angeles Department of Water & Power
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/13	10,000,000	10,909,900
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	3,000,000	3,003,840
FL Brevard County Utilities
	Series 2002,
	Insured: NPFGC
	5.250% 03/01/14	2,000,000	2,083,000
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,124,710
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,220,734
FL Hollywood Water & Sewer
	Series 2003,
	Insured: AGMC
	5.000% 10/01/17	1,070,000	1,123,200
FL Miami-Dade County Water & Sewer
	Series 2008 B,
	Insured: AGMC
	5.250% 10/01/21	20,000,000	21,919,200
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,445,000	2,445,293
FL Tallahassee Consolidated Utility System
	Series 2001,
	Insured: NPFGC:
	5.500% 10/01/14	1,330,000	1,502,049
	5.500% 10/01/17	1,900,000	2,196,799
	5.500% 10/01/18	1,000,000	1,154,340

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: NPFGC
	5.500% 10/01/19	1,500,000	1,727,970
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: NPFGC
	5.500% 11/01/18	15,305,000	16,967,123
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2009:
	5.000% 05/15/21	7,445,000	7,974,637
	5.000% 05/15/22	7,825,000	8,280,259
MA Water Resource Authority
	Series 1998 B,
	Insured: AGMC
	5.500% 08/01/15	1,000,000	1,152,230
MI Sewage Disposal Revenue
	Series 2003 A,
	Insured: AGMC
	5.000% 07/01/14	2,820,000	2,967,994
NY Municipal Water Finance Authority
	Series 2002,
	Insured: AGMC
	5.375% 06/15/16	10,000,000	10,601,300
	Series 2009 EE,
	5.000% 06/15/17	5,000,000	5,659,550
OH Hamilton County Sewer System
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/15	5,535,000	6,236,008
TX Corpus Christi
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,110,740
TX Houston Utility System
	Series 2004 A,
	Insured: NPFGC
	5.250% 05/15/24	5,000,000	5,203,800
TX Houston Water & Sewer System
	Junior Lien,
	Series 2001 A,
	Insured: AGMC
	5.500% 12/01/17	4,720,000	4,890,014
TX McKinney
	Series 2005,
	Insured: NPFGC
	5.250% 08/15/17	1,125,000	1,240,796
TX North Harris County Regional Water Authority
	Series 2008,
	5.250% 12/15/20	4,415,000	4,799,237

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Nueces River Authority
	Series 2005,
	Insured: AGMC
	5.000% 07/15/15	1,000,000	1,091,980
TX Trinity River Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 02/01/17	1,000,000	1,096,980
	5.000% 02/01/18	1,000,000	1,088,850
Water & Sewer Total			137,218,333
UTILITIES TOTAL			380,776,939

	Total Municipal Bonds (cost of $2,242,165,748)		2,254,655,674

		Shares
Investment Companies — 0.8%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.130%)	7,617,570	7,617,570
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.100%)	9,304,039	9,304,039

	Total Investment Companies (cost of $16,921,608)		16,921,609

	Total Investments — 99.8% (cost of $2,259,087,356)(i)(j)		2,271,577,283

	Other Assets & Liabilities, Net — 0.2%		5,209,442

	Net Assets — 100.0%		2,276,786,725

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,254,655,674	$—	$2,254,655,674
Total Investment Companies	16,921,609	—	—	16,921,609
Total Investments	$16,921,609	$2,254,655,674	$—	$2,271,577,283

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The issuer is in default of certain debt covenants. Income is not being accrued. At January 31, 2011, the value of these securities amounted to $740,126, which represents less than 0.1% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)

The issuer is in default of certain debt covenants.  Income is being partially accrued.  At January 31, 2011, the value of this security amounted to $931,774, which represents less than 0.1% of net assets.

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)	Zero coupon bond.

(g)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities, which are not illiquid except for the following, amounted to $9,851,135, which represents 0.4% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
FL Seminole Indian Tribe, Series 2007 A, 5.750% 10/01/22	09/27/07	$2,000,000	$2,057,334	$1,895,680

(i)	Cost for federal income tax purposes is $2,259,087,356.

(j)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$74,820,308	$(62,330,381)	$12,489,927

Acronym	Name

AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
SYNC	Syncora Guarantee, Inc.

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.5%
EDUCATION — 20.1%
Education — 17.0%
MA College Building Authority
	Series 2004 A,
	Insured: NPFGC
	5.000% 05/01/16	530,000	572,888
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,524,158
	Boston University,
	Series 2009 V-2,
	2.875% 10/01/14	3,000,000	3,045,990
	Brandeis University,
	Series 2010 O-2,
	5.000% 10/01/24	5,000,000	4,943,600
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,447,269
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,530,525
	5.000% 01/01/23	1,000,000	994,640
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	170,000	174,383
	Mount Holyoke College:
	Series 2001,
	5.500% 07/01/13	1,355,000	1,381,964
	Series 2008,
	5.000% 07/01/23	1,285,000	1,347,387
	Wheelock College,
	Series 2007,
	5.000% 10/01/17	1,190,000	1,208,790
	Worcester Polytechnic Institute,
	Series 2007,
	Insured: NPFGC
	5.000% 09/01/22	1,710,000	1,721,371
MA Health & Educational Facilities Authority
	Boston College:
	Series 2003,
	5.250% 06/01/15	1,000,000	1,075,480
	Series 2008,
	5.500% 06/01/24	3,000,000	3,335,130
	Harvard University,
	Series 2001 DD,
	5.000% 07/15/35	2,500,000	2,502,325
	Massachusetts Institute of Technology,
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,066,670
	5.375% 07/01/17	2,275,000	2,685,023
	5.500% 07/01/22	1,000,000	1,183,760

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	Series 2004 M,
	5.250% 07/01/19	610,000	715,914
	Northeastern University:
	Series 1998 G,
	Insured: NPFGC
	5.500% 10/01/12	1,110,000	1,184,315
	Series 2010 A,
	5.000% 10/01/13	1,040,000	1,129,648
	Simmons College,
	Series 2009 I,
	6.750% 10/01/18	1,365,000	1,605,226
	Suffolk University,
	Series 2009 A,
	6.000% 07/01/24	2,100,000	2,169,153
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,003,980
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,747,260
	Series 2008:
	5.000% 08/15/14	1,250,000	1,394,637
	5.000% 08/15/17	1,145,000	1,302,541
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	664,223
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,890,319
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: NPFGC
	5.500% 02/15/13	1,830,000	1,995,194
MA University of Massachusetts Building Authority
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	650,000	693,680
	Series 2008,
	Insured: AGMC
	5.000% 05/01/21	1,510,000	1,628,761
	Series 2009 1,
	5.000% 05/01/23	5,000,000	5,317,000
Education Total			60,183,204
Prep School — 0.9%
MA Development Finance Agency
	Foxborough Regional Charter School,
	Series 2010 A,
	6.375% 07/01/30	3,150,000	3,081,236
Prep School Total			3,081,236

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 2.2%
MA Educational Financing Authority
Series 2009 I,
5.125% 01/01/18	3,825,000	4,104,148
Series 2010 A,
5.500% 01/01/22	3,500,000	3,594,080
Student Loan Total		7,698,228
EDUCATION TOTAL		70,962,668
HEALTH CARE — 8.7%
Continuing Care Retirement — 0.5%
MA Development Finance Agency
Orchard Cove, Inc.,
Series 2007:
5.000% 10/01/17	1,380,000	1,315,209
5.000% 10/01/18	515,000	466,889
Continuing Care Retirement Total		1,782,098
Hospitals — 7.8%
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc.,
Series 2002 F,
5.750% 07/01/13	890,000	929,614
Boston Medical Center,
Series 1998 A,
Insured: NPFGC
5.250% 07/01/15	2,500,000	2,502,025
Caregroup, Inc.:
Series 1998 B-2,
Insured: NPFGC
5.375% 02/01/27	1,585,000	1,526,577
Series 2004 D,
Insured: NPFGC
5.250% 07/01/22	1,000,000	987,290
Series 2008 E-2,
5.375% 07/01/19	4,675,000	4,867,516
Milford Regional Medical Center, Inc.,
Series 2007:
5.000% 07/15/17	1,050,000	1,032,654
5.000% 07/15/22	2,500,000	2,281,175
Partners Healthcare Systems, Inc.:
Series 2001,
5.750% 07/01/21	30,000	30,760
Series 2003 E,
5.000% 07/01/15	1,140,000	1,209,164
Series 2005 F,
5.000% 07/01/17	2,000,000	2,153,100
Series 2007,
5.000% 07/01/18	2,575,000	2,787,489
Series 2010,
5.000% 07/01/22	5,000,000	5,155,700
UMass Memorial Health Care, Inc.,
Series 1998 A,
Insured: AMBAC
5.250% 07/01/14	2,000,000	2,003,080
Hospitals Total		27,466,144

3

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Intermediate Care Facilities — 0.4%
MA Development Finance Agency
Evergreen Center, Inc.,
Series 2005,
5.500% 01/01/20	1,355,000	1,302,345
Intermediate Care Facilities Total		1,302,345
HEALTH CARE TOTAL		30,550,587
HOUSING — 1.1%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
Voa Concord Assisted Living, Inc.,
Series 2007:
5.000% 11/01/17	725,000	651,630
5.125% 11/01/27	1,500,000	1,120,275
Assisted Living/Senior Total		1,771,905
Single-Family — 0.6%
MA Housing Finance Agency
Series 2009 143,
5.000% 12/01/24	2,000,000	2,010,700
Single-Family Total		2,010,700
HOUSING TOTAL		3,782,605
OTHER — 15.2%
Other — 1.4%
MA Boston Housing Authority Capital Program
Series 2008,
Insured: AGMC:
5.000% 04/01/20	2,135,000	2,207,312
5.000% 04/01/23	1,865,000	1,854,798
MA Development Finance Agency
Combined Jewish Philanthropies,
Series 2002 A,
5.250% 02/01/22	985,000	1,025,612
Other Total		5,087,722
Pool/Bond Bank — 4.7%
MA Water Pollution Abatement
Series 1999 5,
5.750% 08/01/16	95,000	95,384
Series 2002,
5.000% 08/01/11	1,000,000	1,023,400
Series 2004 A,
5.250% 08/01/15	3,000,000	3,451,500
Series 2005 11,
5.250% 08/01/19	4,465,000	5,210,923
Series 2006,
5.250% 08/01/20	3,000,000	3,478,530

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 2009,
	5.000% 08/01/24	3,100,000	3,340,498
Pool/Bond Bank Total			16,600,235
Refunded/Escrowed (a) — 9.1%
MA Bellingham
	Series 2001,
	Pre-refunded 03/01/11,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,627,631
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 05/01/28	4,000,000	1,741,240
MA Development Finance Agency
	Belmont Hill School, Inc.,
	Series 2001,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,035,020
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,142,970
	Milton Academy,
	Series 2003 A,
	Pre-refunded 09/01/13,
	5.000% 09/01/19	500,000	551,590
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	540,000	575,678
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2001,
	Pre-refunded 07/01/11,
	5.750% 07/01/21	720,000	743,271
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,121,281
	5.000% 10/01/17	510,000	563,402
	University of Massachusetts,
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: NPFGC
	5.250% 10/01/13	1,475,000	1,587,277
MA Lowell
	Series 2002,
	Pre-refunded 02/01/12,
	Insured: AMBAC
	5.000% 02/01/13	1,215,000	1,282,323
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	230,000	240,345

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Springfield
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: NPFGC
	5.250% 01/15/15	1,500,000	1,629,870
MA State
	Series 1998 A,
	Escrowed to Maturity,
	(b) 06/15/15	4,000,000	3,666,680
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,122,820
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,195,898
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured: AGMC
	5.250% 01/01/18	4,000,000	4,335,480
	Series 2004 B,
	Pre-refunded 08/01/14,
	5.000% 08/01/22	2,000,000	2,257,240
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	110,000	115,911
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,228,580
MA Water Pollution Abatement
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	495,000	513,285
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	255,933
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	430,000	446,688
Refunded/Escrowed Total			31,980,413
OTHER TOTAL			53,668,370
TAX-BACKED — 36.8%
Local Appropriated — 1.5%
MA Boston
	Series 2002 ,
	Insured: NPFGC
	5.000% 08/01/14	5,000,000	5,225,350
Local Appropriated Total			5,225,350

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 8.2%
MA Boston Metropolitan District
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,161,835
MA Boston
	Series 2002 B,
	Insured: NPFGC
	5.000% 02/01/12	6,000,000	6,275,640
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,109,190
MA Dudley-Charlton Regional School District
	Series 1999 A,
	Insured: NPFGC
	5.125% 06/15/14	2,305,000	2,531,120
MA Everett
	Series 2000,
	Insured: NPFGC
	6.000% 12/15/11	2,015,000	2,109,564
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,450,000
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,086,680
MA Lawrence
	Series 2006,
	Insured: AGMC
	5.000% 02/01/18	1,500,000	1,688,160
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,052,870
MA Pittsfield
	Series 2002,
	Insured: NPFGC
	5.000% 04/15/11	1,000,000	1,009,440
MA Sandwich
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/18	1,575,000	1,742,911
MA Springfield
	Series 2007,
	Insured: AGMC
	4.500% 08/01/21	2,000,000	2,048,380

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,073,480
MA Westfield
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/18	500,000	526,385
MA Worcester
	Series 2004 A,
	Insured: NPFGC
	5.250% 08/15/13	2,810,000	3,038,509
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: AGMC
	5.500% 07/01/17	245,000	245,287
Local General Obligations Total			29,149,451
Special Non-Property Tax — 10.0%
MA Bay Transportation Authority
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,019,470
	Series 2003 A:
	5.250% 07/01/17	1,000,000	1,159,570
	5.250% 07/01/19	625,000	720,412
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,157,670
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/23	2,890,000	3,338,499
	Series 2005,
	5.000% 07/01/20	2,500,000	2,819,950
	Series 2006 A,
	5.250% 07/01/22	3,500,000	3,990,840
	Series 2008 B,
	5.000% 07/01/23	910,000	1,008,699
MA Boston
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,550,565
MA School Building Authority
	Series 2005 A,
	Insured: AGMC
	5.000% 08/15/26	5,000,000	5,133,950
	Series 2007 A,
	Insured: AMBAC
	5.000% 08/15/18	5,000,000	5,623,500
MA State
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,102,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2004,
	Insured: NPFGC
	5.250% 01/01/19	750,000	834,562
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	3,000,000	3,092,190
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,755,000	2,649,539
Special Non-Property Tax Total			35,201,416
State Appropriated — 1.1%
MA Development Finance Agency
	Visual & Performing Arts,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,125,285
	6.000% 08/01/17	540,000	618,251
	6.000% 08/01/21	1,750,000	1,981,018
State Appropriated Total			3,724,554
State General Obligations — 16.0%
MA State
	Series 2002 C:
	5.500% 11/01/15	3,000,000	3,470,340
	5.500% 11/01/17	1,500,000	1,756,815
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,092,970
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,853,700
	Insured: AGMC
	5.500% 10/01/19	3,500,000	4,074,665
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,820,950
	Insured: NPFGC
	5.500% 10/01/20	2,500,000	2,901,375
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,418,080
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,682,650
	Insured: NPFGC
	5.500% 12/01/19	3,795,000	4,416,773
	Series 2006 B,
	Insured: AGMC
	5.250% 09/01/22	4,000,000	4,535,240
	Series 2008 A:
	5.000% 09/01/15	3,000,000	3,394,920
	5.000% 08/01/16	2,000,000	2,280,040
	Series 2010 A,
	0.820% 02/01/14 (02/03/11) (c)(d)	3,000,000	3,000,990

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,801,398
State General Obligations Total			56,500,906
TAX-BACKED TOTAL			129,801,677
TRANSPORTATION — 3.7%
Airports — 2.8%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,683,225
	5.000% 07/01/22	3,500,000	3,664,325
	Series 2007 D,
	Insured: AGMC
	5.000% 07/01/17	3,000,000	3,315,690
	Series 2010 B,
	5.000% 07/01/27	1,000,000	1,008,930
Airports Total			9,672,170
Toll Facilities — 0.6%
MA Department of Transportation
	Series 2010 B,
	5.000% 01/01/22	2,180,000	2,262,491
Toll Facilities Total			2,262,491
Transportation — 0.3%
MA Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	975,000	1,070,872
Transportation Total			1,070,872
TRANSPORTATION TOTAL			13,005,533
UTILITIES — 11.9%
Investor Owned — 1.0%
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2009,
	5.750% 12/01/42 (05/01/19) (c)(d)	3,460,000	3,630,993
Investor Owned Total			3,630,993
Joint Power Authority — 2.3%
MA Berkshire Wind Power Cooperative Corp.
	Series 2010 1:
	5.000% 07/01/25	2,000,000	1,943,880
	5.250% 07/01/24	3,785,000	3,808,921
MA Municipal Wholesale Electric Co.
	Series 2001 3-A,
	Insured: NPFGC
	5.000% 07/01/11	2,500,000	2,538,300
Joint Power Authority Total			8,291,101

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 1.9%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	1,000,000	1,061,240
	Series 2002 LL,
	Insured: NPFGC
	5.500% 07/01/17	2,400,000	2,608,248
	Series 2010,
	5.250% 07/01/24	3,000,000	2,943,270
Municipal Electric Total			6,612,758
Water & Sewer — 6.7%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	275,000	286,245
	Series 1998 B,
	Insured: AGMC
	5.500% 08/01/15	1,165,000	1,342,348
	Series 2002 J,
	Insured: AGMC:
	5.250% 08/01/14	2,870,000	3,230,185
	5.250% 08/01/15	3,000,000	3,424,530
	5.250% 08/01/18	1,000,000	1,154,180
	Series 2005 A,
	Insured: NPFGC
	5.250% 08/01/17	6,000,000	6,940,980
	Series 2007 B,
	Insured: AGMC
	5.250% 08/01/23	5,500,000	6,169,405
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2008 A,
	Insured: AGC
	5.000% 07/01/16	1,000,000	1,097,440
Water & Sewer Total			23,645,313
UTILITIES TOTAL			42,180,165

	Total Municipal Bonds (cost of $333,675,792)		343,951,605

		Shares
Investment Companies — 1.6%
	BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.170%)	2,874,667	2,874,667
	Dreyfus Massachusetts Municipal Money Market Fund (7day yield of 0.000%)	2,927,223	2,927,223

	Total Investment Companies (cost of $5,801,890)		5,801,890

11

Value ($)
Total Investments — 99.1% (cost of $339,477,682)(e)(f)	349,753,495

Other Assets & Liabilities, Net — 0.9%	3,003,857

Net Assets — 100.0%	352,757,352

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

12

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$343,951,605	$—	$343,951,605
Total Investment Companies	5,801,890	—	—	5,801,890
Total Investments	$5,801,890	$343,951,605	$—	$349,753,495

13

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)	Cost for federal income tax purposes is $339,445,263.

(f)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,003,647	$(2,695,415)	$10,308,232

Acronym	Name

AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.

14

INVESTMENT PORTFOLIO

January 31, 2011 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.8%
EDUCATION — 27.7%
Education — 21.5%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,031,846
	Series 2008 A,
	Insured: AGMC
	5.000% 05/01/38	3,000,000	2,912,850
MA Development Finance Agency
	Boston University:
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,034,640
	Series 2005 T-1,
	Insured: AMBAC
	5.000% 10/01/39	2,000,000	1,851,000
	College of the Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	3,500,000	3,517,850
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,486,600
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	2,500,000	2,652,750
	Harvard University:
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,336,688
	Series 2009,
	5.500% 11/15/36	1,000,000	1,057,610
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/32	1,500,000	1,680,420
	Suffolk University,
	Series 2009 A,
	6.250% 07/01/30	1,000,000	1,022,900
	Tufts University:
	Series 2008,
	5.375% 08/15/38	1,000,000	1,020,140
	Series 2009 M,
	5.250% 02/15/26	1,250,000	1,355,900
Education Total			25,961,194
Prep School — 2.9%
MA Development Finance Agency
	Foxborough Regional Charter School,
	Series 2010 A,
	7.000% 07/01/42	1,000,000	1,005,390
	Series 2007,
	4.500% 05/01/26	1,600,000	1,490,944

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	999,340
Prep School Total			3,495,674
Student Loan — 3.3%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,368,917
	Series 2008 H, AMT,
	Insured: AGC
	6.350% 01/01/30	710,000	714,679
	Series 2009 I,
	6.000% 01/01/28	955,000	969,420
	Series 2010 B, AMT,
	5.700% 01/01/31	955,000	878,266
Student Loan Total			3,931,282
EDUCATION TOTAL			33,388,150
HEALTH CARE — 9.8%
Continuing Care Retirement — 3.3%
MA Development Finance Agency
	Groves in Lincoln-Deacone,
	Series 2009 A,
	7.500% 06/01/29	1,000,000	979,410
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/42 (a)	3,000,000	1,991,040
	Loomis Communities, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	984,870
Continuing Care Retirement Total			3,955,320
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	825,000	730,373
Health Services Total			730,373
Hospitals — 3.7%
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	766,458
	Massachusetts Eye and Ear Infirmary,
	Series 2010 C,
	5.375% 07/01/35	1,000,000	910,850
	Milford Regional Medical Center, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,408,782

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Partners Healthcare System,
Series 2010,
5.000% 07/01/34	1,500,000	1,365,120
Hospitals Total		4,451,210
Intermediate Care Facilities — 1.0%
MA Development Finance Agency
Evergreen Center, Inc.,
Series 2005,
5.500% 01/01/35	750,000	613,538
New England Center for Children,
Series 1998,
5.875% 11/01/18	705,000	652,160
Intermediate Care Facilities Total		1,265,698
Nursing Homes — 1.2%
MA Industrial Finance Agency
Chelsea Jewish Nursing Home,
Series 1997 A,
Guarantor: FHA
6.500% 08/01/37	745,000	753,880
Quaside, Inc.,
Series 1994,
8.300% 07/01/23 (b)	1,810,000	697,936
Nursing Homes Total		1,451,816
HEALTH CARE TOTAL		11,854,417
HOUSING — 5.0%
Assisted Living/Senior — 0.6%
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007,
5.200% 11/01/41	1,145,000	770,596
Assisted Living/Senior Total		770,596
Multi-Family — 1.1%
MA Housing Finance Agency
Series 2010 C, AMT,
5.350% 12/01/42	1,500,000	1,346,520
Multi-Family Total		1,346,520
Single-Family — 3.3%
MA Housing Finance Agency
Series 2009-143,
5.600% 12/01/34	2,000,000	2,022,380
Series 2009-147,
4.800% 06/01/28	1,000,000	951,200
Series 2010-153, AMT,
4.750% 12/01/27	1,035,000	946,156
Single-Family Total		3,919,736
HOUSING TOTAL		6,036,852

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 19.3%
Other — 3.0%
MA Development Finance Agency
	WGBH Educational Foundation:
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	1,968,640
	Series 2008 A,
	Insured: AGC
	4.500% 01/01/39	2,000,000	1,668,980
Other Total			3,637,620
Pool/Bond Bank — 5.3%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,940,675
	Series 2005-11,
	4.750% 08/01/23	25,000	25,996
	Series 2006:
	5.250% 08/01/27	1,000,000	1,092,810
	5.250% 08/01/30	1,000,000	1,060,500
	Series 2009,
	5.000% 08/01/38	1,200,000	1,216,596
Pool/Bond Bank Total			6,336,577
Refunded/Escrowed (c) — 11.0%
MA College Building Authority
	Series 1999 A,
	Insured: NPFGC,
	Escrowed to Maturity:
	(d) 05/01/18	4,000,000	3,212,040
	(d) 05/01/23	6,000,000	3,592,980
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	2,100,000	2,519,622
	Series 1993 C,
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	670,463
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity,
	5.375% 06/01/19	2,190,000	2,564,906
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	550,000	658,460
Refunded/Escrowed Total			13,218,471
OTHER TOTAL			23,192,668

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — 1.0%
Hotels — 1.0%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35 (b)	2,185,000	1,241,451
Hotels Total			1,241,451
OTHER REVENUE TOTAL			1,241,451
TAX-BACKED — 17.9%
Special Non-Property Tax — 11.7%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,707,765
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/27	1,000,000	1,101,660
	Series 2006 A,
	5.250% 07/01/31	2,880,000	3,039,638
	Series 2008 B,
	5.250% 07/01/27	710,000	763,598
MA Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: NPFGC
	5.500% 01/01/30	2,500,000	2,523,350
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	1,500,000	1,546,095
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	5.250% 08/01/57	1,000,000	957,230
	Series 2009 B,
	5.750% 08/01/37	2,500,000	2,433,725
Special Non-Property Tax Total			14,073,061
State General Obligations — 6.2%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	1,500,000	1,782,270
	Series 1992 B,
	Insured: NPFGC
	6.200% 03/01/16	2,025,000	2,274,318
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,414,763
PR Commonwealth of Puerto Rico
	Series 1998,
	5.250% 07/01/18	1,000,000	1,014,050

5

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Series 2007 A,
Insured: FGIC
5.500% 07/01/21	1,000,000	1,001,910
State General Obligations Total		7,487,311
TAX-BACKED TOTAL		21,560,372
TRANSPORTATION — 3.6%
Air Transportation — 1.4%
MA Port Authority
Bosfuel Corp.,
Series 2007, AMT,
Insured: NPFGC
5.000% 07/01/32	2,000,000	1,717,480
Air Transportation Total		1,717,480
Airports — 1.1%
MA Port Authority
Series 2007 A,
Insured: AGMC
4.500% 07/01/37	1,500,000	1,286,685
Airports Total		1,286,685
Toll Facilities — 1.1%
MA Turnpike Authority
Series 1997 C,
Insured: NPFGC
(d) 01/01/20	2,000,000	1,277,580
Toll Facilities Total		1,277,580
TRANSPORTATION TOTAL		4,281,745
UTILITIES — 13.5%
Joint Power Authority — 0.8%
MA Berkshire Wind Power Cooperative Corp.
Series 2010,
5.250% 07/01/30	1,000,000	963,420
Joint Power Authority Total		963,420
Municipal Electric — 2.0%
MA Development Finance Agency
Devens Electric System,
Series 2001,
6.000% 12/01/30	1,000,000	1,003,800
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 VV,
Insured: NPFGC
5.250% 07/01/29	1,000,000	947,950
Series 2008 WW,
5.000% 07/01/28	500,000	464,250
Municipal Electric Total		2,416,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 10.7%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	540,000	578,923
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,342,705
	Series 2009 A,
	5.000% 11/01/28	1,250,000	1,298,700
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	430,002
	Insured: NPFGC
	5.250% 12/01/15	1,070,000	1,179,750
	Series 2002 J,
	Insured: AGMC
	5.500% 08/01/21	2,500,000	2,891,675
	Series 2007 B,
	Insured: AGMC
	5.250% 08/01/32	1,150,000	1,186,076
Water & Sewer Total			12,907,831
UTILITIES TOTAL			16,287,251

	Total Municipal Bonds (cost of $118,905,797)		117,842,906

		Shares
Investment Companies — 1.6%
	BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.170%)	1,199,312	1,199,312
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.000%)	701,727	701,727

	Total Investment Companies (cost of $1,901,039)		1,901,039

	Total Investments — 99.4% (cost of $120,806,836)(e)(f)		119,743,945

	Other Assets & Liabilities, Net — 0.6%		679,221

	Net Assets — 100.0%		120,423,166

7

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$33,388,150	$—	$33,388,150
Health Care	—	11,854,417	—	11,854,417
Housing	—	6,036,852	—	6,036,852
Other	—	23,192,668	—	23,192,668
Other Revenue	—	1,241,451	—	1,241,451
Tax-Backed	—	21,560,372	—	21,560,372
Transportation	—	4,281,745	—	4,281,745
Utilities	—	16,287,251	—	16,287,251
Total Municipal Bonds	—	117,842,906	—	117,842,906
Total Investment Companies	1,901,039	—	—	1,901,039
Total Investments	$1,901,039	$117,842,906	$—	$119,743,945

9

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, this security, which is not illiquid, amounted to $1,991,040, which represents 1.7% of net assets.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At January 31, 2011, the value of these securities amounted to $1,939,387, which represents 1.6% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
MA Industrial Finance Agency, Quaside, Inc., Series 1994, 8.300% 07/01/23	01/12/94	$1,810,000	$1,810,000	$697,936
MA Boston Industrial Development Financing Authority, Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35	09/20/02	2,185,000	2,140,620	1,241,451
				$1,939,387

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	Cost for federal income tax purposes is $120,489,674.

10

(f)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,702,372	$(6,448,101)	$(745,729)

Acronym	Name

AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NPFGC	National Public Finance Guarantee Corp.

11

INVESTMENT PORTFOLIO

January 31, 2011 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 96.6%
EDUCATION — 6.8%
Education — 4.6%
NJ Educational Facilities Authority
Drew University,
Series 2003 C,
Insured: NPFGC
5.250% 07/01/20	1,000,000	1,084,990
Georgian Court University,
Series 2007 D,
5.250% 07/01/27	500,000	474,150
Kean University,
Series 2009 A,
4.000% 09/01/15	500,000	527,835
Montclair State University,
Series 2009,
5.000% 07/01/19	455,000	488,647
Rowan University,
Series 2008 B,
Insured: AGC
5.000% 07/01/23	750,000	780,353
Education Total		3,355,975
Student Loan — 2.2%
NJ Higher Education Assistance Authority
Series 2010 1-A,
4.300% 12/01/18	680,000	686,188
Series 2010,
3.750% 12/01/18	1,000,000	972,660
Student Loan Total		1,658,848
EDUCATION TOTAL		5,014,823
HEALTH CARE — 3.5%
Continuing Care Retirement — 1.3%
NJ Economic Development Authority
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	675,000	554,695
Winchester Gardens,
Series 2004 A,
5.750% 11/01/24	400,000	383,108
Continuing Care Retirement Total		937,803
Hospitals — 2.2%
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/18	575,000	574,977
South Jersey Hospital, Inc.,
Series 2006,
5.000% 07/01/20	500,000	508,515

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.000% 07/01/18	500,000	526,510
Hospitals Total			1,610,002
HEALTH CARE TOTAL			2,547,805
HOUSING — 3.4%
Multi-Family — 2.7%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing,
	Series 2000 E-2,
	Insured: AGMC
	5.750% 11/01/25	135,000	135,051
	Series 2009 B,
	4.700% 11/01/29	980,000	907,294
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	511,170
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	400,000	431,656
Multi-Family Total			1,985,171
Single-Family — 0.7%
NJ Housing & Mortgage Finance Agency
	Series 2008,
	6.375% 10/01/28	470,000	497,735
Single-Family Total			497,735
HOUSING TOTAL			2,482,906
OTHER — 7.4%
Refunded/Escrowed(a) — 7.0%
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 01/01/12	135,000	139,259
NJ Burlington County Bridge Commission
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,210,637
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A:
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 06/15/12	500,000	533,730
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	203,658

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NJ Highway Authority
	Garden State Parkway,
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,187,700
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	563,045
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity:
	5.625% 06/15/12	105,000	112,262
	5.750% 06/15/15	1,000,000	1,177,050
Refunded/Escrowed Total			5,127,341
Tobacco — 0.4%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.500% 06/01/23	370,000	308,957
Tobacco Total			308,957
OTHER TOTAL			5,436,298
OTHER REVENUE — 0.6%
Hotels — 0.6%
NJ Middlesex County Improvement Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	403,482
Hotels Total			403,482
OTHER REVENUE TOTAL			403,482
TAX-BACKED — 57.6%
Local Appropriated — 5.2%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,121,140
	Series 2008,
	5.000% 12/15/26	500,000	522,530
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,133,160
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: AGMC
	(b) 02/01/18	1,000,000	708,310

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: AGMC
	5.450% 07/15/13	305,000	306,049
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	25,000	25,062
Local Appropriated Total			3,816,251
Local General Obligations — 26.3%
NJ Atlantic City
	Series 2008,
	5.500% 02/15/18	500,000	551,735
NJ Atlantic County
	Series 2009,
	5.000% 02/01/18	500,000	562,885
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: NPFGC
	4.500% 01/15/20	500,000	529,860
NJ Cumberland County Improvement Authority
	Series 2009 A,
	4.000% 04/15/19	750,000	780,375
NJ Essex County Improvement Authority
	Series 2004,
	Insured: NPFGC
	5.500% 10/01/26	750,000	787,845
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: NPFGC
	5.700% 02/01/15	400,000	458,648
NJ Freehold Regional High School District
	Series 2001,
	Insured: NPFGC
	5.000% 03/01/20	1,205,000	1,342,780
NJ Hudson County Improvement Authority
	Series 2010,
	Insured: AGO
	5.375% 10/01/24	2,000,000	2,015,260
NJ Manalapan-Englishtown Regional Board of Education
	Series 2004,
	Insured: NPFGC
	5.750% 12/01/20	1,325,000	1,569,820
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: NPFGC
	5.000% 02/15/14	250,000	250,805

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Morris County
	Series 2010,
	5.000% 02/15/18	1,000,000	1,151,580
NJ Newark
	Series 2010 A,
	4.000% 10/01/18	1,000,000	984,510
NJ Newark Housing Authority
	Series 2009,
	Insured: AGC
	4.500% 12/01/18	600,000	621,198
NJ North Brunswick Township Board of Education
	Series 2010,
	4.000% 07/15/18	1,000,000	1,075,000
NJ Ocean City
	Series 2010,
	4.000% 09/01/16	695,000	749,224
NJ Passaic County
	Series 2003,
	Insured: AGMC
	5.200% 09/01/16	1,500,000	1,674,990
NJ Scotch Plains-Fanwood School District
	Series 2010,
	4.000% 07/15/19	845,000	896,013
NJ Summit
	Series 2001,
	5.250% 06/01/16	605,000	708,594
NJ Trenton
	Series 2010,
	Insured: AGMC
	5.000% 07/15/14	1,885,000	2,051,087
NJ Washington Township Board of Education/Mercer County
	Series 2005,
	Insured: AGMC
	5.250% 01/01/28	500,000	536,675
Local General Obligations Total			19,298,884
Special Non-Property Tax — 6.3%
IL Dedicated Tax Capital Appreciation
	Series 1990 B,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	2,193,420
NJ Economic Development Authority
	Series 2004,
	5.500% 06/15/24	750,000	689,257
	Series 2004 A,
	Insured: NPFGC:
	(b) 07/01/21	1,255,000	705,260
	5.250% 07/01/17	1,000,000	1,071,520
Special Non-Property Tax Total			4,659,457

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — 0.5%
NJ Economic Development Authority
	Series 2007,
	5.125% 06/15/27	400,000	352,612
Special Property Tax Total			352,612
State Appropriated — 19.3%
NJ Economic Development Authority
	Series 2005 C,
	Insured: AGMC
	5.000% 03/01/19	2,000,000	2,173,020
	Series 2008 J3,
	Insured: AGMC
	5.000% 09/01/20 (09/01/14) (c)(d)	550,000	600,908
	Series 2009,
	5.250% 12/15/20	1,000,000	1,067,460
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,861,270
NJ Health Care Facilities Financing Authority
	Department of Human Services
	Series 2005,
	Insured: AMBAC
	5.000% 09/15/13	970,000	1,040,043
NJ State
	Certificates of Participation:
	Series 2008 A:
	5.000% 06/15/17	715,000	764,750
	5.000% 06/15/21	250,000	255,535
	Series 2009 A,
	5.000% 06/15/17	1,000,000	1,069,580
NJ Transit Corp.
	Certificates of Participation:
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,099,540
	Series 2005,
	Insured: NPFGC
	5.000% 09/15/17	1,000,000	1,066,320
NJ Transportation Trust Fund Authority
	Series 1999,
	5.625% 06/15/12	295,000	312,234
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,110,970
	Series 2006 A:
	5.250% 12/15/20	1,000,000	1,050,080

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Insured: AGMC
	5.500% 12/15/21	680,000	729,089
State Appropriated Total			14,200,799
TAX-BACKED TOTAL			42,328,003
TRANSPORTATION — 6.2%
Ports — 3.0%
NJ South Jersey Port Corp.
	Series 2009 P-2,
	4.000% 01/01/16	1,150,000	1,212,410
NY Port Authority of New York & New Jersey
	Series 2009,
	4.750% 09/01/26	1,000,000	1,003,290
Ports Total			2,215,700
Toll Facilities — 3.2%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(e) 01/01/35 (5.150% 01/01/15)	500,000	378,075
	Series 2009 G,
	5.000% 01/01/18	800,000	882,432
	Series 2009 H,
	5.000% 01/01/20	1,000,000	1,077,800
Toll Facilities Total			2,338,307
TRANSPORTATION TOTAL			4,554,007
UTILITIES — 11.1%
Investor Owned — 1.3%
NJ Economic Development Authority
	American Water Co.,
	Series 2010 A,
	4.450% 06/01/23	1,000,000	977,660
Investor Owned Total			977,660
Municipal Electric — 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	750,000	788,482
Municipal Electric Total			788,482
Water & Sewer — 8.7%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: AGMC
	5.750% 01/01/16	1,000,000	1,161,010
NJ Essex County Utilities Authority
	Series 2009,
	Insured: AGC
	5.000% 04/01/20	1,000,000	1,080,970

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NJ Jersey City Municipal Utilities Authority
	Series 2007,
	Insured: NPFGC
	5.250% 01/01/19	1,000,000	1,020,710
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: NPFGC
	5.125% 08/01/17	600,000	637,206
NJ Ocean County Utilities Authority
	Wastewater Revenue:
	Series 2001,
	5.250% 01/01/18	1,000,000	1,031,580
	Series 2006,
	Insured: NPFGC
	4.000% 01/01/15	990,000	1,072,002
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: NPFGC
	(b) 09/01/25	1,000,000	416,970
Water & Sewer Total			6,420,448
UTILITIES TOTAL			8,186,590

	Total Municipal Bonds (cost of $70,515,947)		70,953,914

		Shares
Investment Companies — 2.9%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.130%)	1,290,045	1,290,045
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.100%)	805,777	805,777

	Total Investment Companies (cost of $2,095,822)		2,095,822

	Total Investments — 99.5% (cost of $72,611,769) (f)(g)		73,049,736

	Other Assets & Liabilities, Net — 0.5%		391,630

	Net Assets — 100.0%		73,441,366

8

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

9

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$70,953,914	$—	$70,953,914
Total Investment Companies	2,095,822	—	—	2,095,822
Total Investments	$2,095,822	$70,953,914	$—	$73,049,736

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Cost for federal income tax purposes is $72,603,711.

(g)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,915,039	$(1,469,014)	$446,025

Acronym	Name

AGC	Assured Guaranty Corp.
AGO	Assured Guaranty Ltd.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO

January 31, 2011 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.8%
EDUCATION — 9.8%
Education — 9.8%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: NPFGC
	5.000% 07/01/18	1,745,000	1,902,696
	Cornell University:
	Series 2006 A,
	5.000% 07/01/21	2,350,000	2,531,890
	Series 2009 A,
	5.000% 07/01/25	1,000,000	1,053,290
	Mount Sinai School of Medicine:
	Series 1995 B,
	Insured: NPFGC
	5.700% 07/01/11	25,000	25,351
	Series 2009,
	5.500% 07/01/27	4,000,000	4,031,960
	Series 2010 A,
	5.000% 07/01/21	1,000,000	1,028,710
	New York University:
	Series 1998 A,
	Insured: NPFGC:
	5.750% 07/01/20	2,000,000	2,331,220
	6.000% 07/01/17	2,475,000	2,927,727
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,374,736
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	915,273
	Rochester Institution of Technology,
	Series 2010,
	5.000% 07/01/21	1,000,000	1,049,350
	Series 2001 A,
	Insured: AMBAC
	5.750% 07/01/12	2,500,000	2,678,375
	Teachers College,
	Series 2009,
	5.000% 03/01/24	1,000,000	1,022,440
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: NPFGC:
	(a) 07/01/18	1,000,000	780,430
	(a) 07/01/20	1,000,000	694,560
NY St. Lawrence County Industrial Development Agency
	Series 2009 A,
	5.000% 10/01/16	3,000,000	3,345,180

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37 (09/01/11) (b)(c)	1,000,000	1,015,740
Education Total			28,708,928
EDUCATION TOTAL			28,708,928
HEALTH CARE — 8.1%
Continuing Care Retirement — 0.1%
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	293,373
Continuing Care Retirement Total			293,373
Hospitals — 6.3%
NY Albany Industrial Development Agency
	St. Peter’s Hospital:
	Series 2008 A:
	5.250% 11/15/27	1,000,000	903,580
	5.750% 11/15/22	500,000	507,325
	Series 2008 E,
	5.250% 11/15/22	500,000	489,770
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2009,
	5.250% 05/01/30	4,000,000	3,773,040
	Mount Sinai Hospital,
	Series 2010 A,
	5.000% 07/01/26	1,725,000	1,669,990
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	975,520
	New York University Hospital Center:
	Series 2006,
	5.000% 07/01/20	3,000,000	2,984,310
	Series 2011 A,
	5.125% 07/01/23	1,000,000	968,280
	North Shore Long Island Jewish Health,
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,029,100
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	1,350,000	1,296,742
	Presbyterian Hospital,
	Series 2007,
	Insured: AGMC
	5.250% 08/15/23	250,000	258,113
	United Health Services Hospitals,
	Series 2009,
	Insured: FHA
	4.500% 08/01/18	1,000,000	1,027,940

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	505,000	523,210
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	683,739
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	485,000	510,681
	Series 2007 B:
	5.000% 12/01/22	500,000	489,135
	5.125% 12/01/27	500,000	457,465
Hospitals Total			18,547,940
Nursing Homes — 1.7%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	180,000	172,424
NY Dormitory Authority
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	705,000	694,664
NY Rensselaer Municipal Leasing Corp.
	Series 2009 A,
	5.000% 06/01/19	4,000,000	4,046,200
Nursing Homes Total			4,913,288
HEALTH CARE TOTAL			23,754,601
HOUSING — 1.7%
Multi-Family — 1.3%
NY Dormitory Authority
	Gateway-Longview, Inc.,
	Series 2008 A-1,
	Insured: SONYMA
	5.000% 06/01/33	1,700,000	1,657,466
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,000,000	2,158,280
Multi-Family Total			3,815,746
Single-Family — 0.4%
NY Mortgage Agency
	Series 2000 96,
	5.200% 10/01/14	305,000	305,793

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,035,000
Single-Family Total			1,340,793
HOUSING TOTAL			5,156,539
OTHER — 15.7%
Other — 0.4%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	624,975
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	482,745
Other Total			1,107,720
Pool/Bond Bank — 6.3%
NY Dormitory Authority
	Series 2008 A,
	Insured: AGMC
	5.000% 10/01/23	3,000,000	3,124,800
	Series 2009 C,
	Insured: AGC
	5.000% 10/01/22	3,000,000	3,162,630
NY Environmental Facilities Corp.
	Series 2008 B,
	5.000% 06/15/21	3,000,000	3,242,280
	Series 2009 A,
	5.000% 06/15/17	2,000,000	2,276,360
NY Municipal Bond Bank Agency
	Series 2003 C,
	5.250% 12/01/21	3,330,000	3,491,672
	Series 2009 C-1,
	5.000% 02/15/18	3,000,000	3,261,000
Pool/Bond Bank Total			18,558,742
Refunded/Escrowed(d) — 9.0%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 07/01/25	3,750,000	2,033,625
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.500% 12/01/13	2,000,000	2,247,360

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.250% 12/01/14	5,000,000	5,686,800
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,120,640
NY Metropolitan Transportation Authority
	Series 1997,
	Pre-refunded 07/01/13,
	Insured: AGMC
	5.375% 07/01/21	3,000,000	3,335,490
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,312,360
NY New York City
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,250,000	1,383,475
NY Thruway Authority
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: NPFGC
	5.250% 04/01/17	1,750,000	1,916,932
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	5.500% 01/01/17	2,000,000	2,254,460
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,338,500
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 09/01/20	2,210,000	1,550,890
Refunded/Escrowed Total			26,180,532
OTHER TOTAL			45,846,994
OTHER REVENUE — 2.4%
Recreation — 2.4%
NY Cultural Resources
	Museum of Modern Art,
	Series 2008-1A,
	5.000% 04/01/26	4,850,000	4,958,106
NY Industrial Development Agency
	Series 2006,
	Insured: NPFGC
	5.000% 03/01/15	1,150,000	1,239,631

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	950,300
Recreation Total			7,148,037
OTHER REVENUE TOTAL			7,148,037
RESOURCE RECOVERY — 1.3%
Disposal — 1.3%
NY Babylon Industrial Development Agency
	Covanta Babylon, Inc.,
	Series 2009 A,
	5.000% 01/01/18	3,500,000	3,716,055
Disposal Total			3,716,055
RESOURCE RECOVERY TOTAL			3,716,055
TAX-BACKED — 39.7%
Local Appropriated — 1.9%
NY City Health & Hospital Corp.
	Series 2010 A,
	5.000% 02/15/24	3,000,000	2,982,900
NY Dormitory Authority
	Court Facilities,
	Series 2001 2-2,
	5.000% 01/15/21	2,500,000	2,620,575
Local Appropriated Total			5,603,475
Local General Obligations — 12.0%
NY Albany County
	Series 2006,
	Insured: SYNC
	4.125% 09/15/20	1,000,000	1,022,530
NY Monroe County
	Series 1996,
	Insured: NPFGC
	6.000% 03/01/16	1,210,000	1,372,600
	Series 2009 A,
	Insured: AGC
	5.000% 06/01/14	3,000,000	3,316,860
NY Nassau County
	Series 2010 A,
	4.000% 04/01/18	1,340,000	1,362,941
	Series 2010 C,
	4.000% 10/01/23	3,000,000	2,797,020
NY New York City
	Series 2004 G,
	5.000% 12/01/19	2,430,000	2,577,622
	Series 2005 G,
	5.250% 08/01/16	500,000	566,620
	Series 2007 C:
	4.250% 01/01/27	800,000	737,128
	5.000% 01/01/15	4,000,000	4,410,120

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,048,700
	Series 2007 D-1,
	5.000% 12/01/21	2,000,000	2,111,580
	Series 2008 I-1,
	5.000% 02/01/23	2,000,000	2,073,700
NY Oyster Bay
	Series 2009 A:
	5.000% 02/15/15	1,000,000	1,127,030
	5.000% 02/15/16	500,000	569,625
NY Red Hook Central School District
	Series 2002,
	Insured: AGMC
	5.125% 06/15/17	890,000	935,096
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: NPFGC
	4.250% 10/15/24	1,000,000	1,002,760
NY Somers Central School District
	Series 2006,
	Insured: NPFGC:
	4.000% 12/01/21	500,000	501,660
	4.000% 12/01/22	500,000	495,975
NY Three Village Central School District
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/18	1,000,000	1,143,120
NY Yonkers
	Series 2005 B,
	Insured: NPFGC:
	5.000% 08/01/21	2,425,000	2,452,524
	5.000% 08/01/22	2,545,000	2,548,563
Local General Obligations Total			35,173,774
Special Non-Property Tax — 16.5%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,107,630
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 12/15/21	2,685,000	2,809,638
NY Erie County Fiscal Stability Authority
	Series 2010 A,
	4.750% 05/15/16	1,000,000	1,125,350
NY Housing Finance Agency
	Series 2008 A,
	5.000% 09/15/19	1,400,000	1,523,634

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,475,000	3,787,541
	Series 2003 A-1,
	Insured: AGMC
	5.000% 04/01/12	3,000,000	3,158,280
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: NPFGC
	5.250% 11/15/18	800,000	897,576
NY Nassau County Interim Finance Authority
	Series 2004 I-1H,
	Insured: AMBAC
	5.250% 11/15/15	5,000,000	5,609,000
NY New York City Transitional Finance Authority
	Series 2009 A,
	5.000% 05/01/27	5,000,000	5,118,400
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 10/15/22	4,000,000	4,240,040
NY Thruway Authority
	Series 2005 A,
	Insured: NPFGC
	5.000% 04/01/22	500,000	523,065
	Series 2005 B,
	Insured: AMBAC
	5.000% 04/01/19	2,500,000	2,658,425
	Series 2007,
	5.000% 03/15/22	1,000,000	1,056,440
	Series 2008 A,
	5.000% 04/01/21	1,000,000	1,063,650
NY Transitional Finance Authority
	Series 2003 B,
	5.250% 08/01/17	2,000,000	2,189,860
	Series 2005 A-1,
	5.000% 11/01/19	3,000,000	3,240,180
	Series 2007,
	Insured: NPFGC
	5.000% 01/15/21	4,300,000	4,497,284
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	1,000,000	1,030,730
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	2,755,000	2,649,539
Special Non-Property Tax Total			48,286,262

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — 0.3%
NY Industrial Development Agency
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/19	850,000	832,048
Special Property Tax Total			832,048
State Appropriated — 8.2%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,709,062
	City University:
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26 (05/15/12) (b)(c)	1,500,000	1,574,955
	Series 2010 A,
	5.000% 07/01/25	2,500,000	2,537,425
	Consolidated 2nd Generation,
	Series 1993 A:
	5.250% 05/15/15	2,000,000	2,222,780
	5.500% 05/15/19	2,500,000	2,789,975
	Series 2000 C,
	Insured: AGMC
	5.750% 05/15/17	1,250,000	1,458,787
	Series 2005 A,
	Insured: NPFGC
	5.500% 05/15/21	1,000,000	1,104,730
	Series 2009 A,
	5.000% 07/01/24	3,000,000	3,068,130
	Series 2009,
	5.500% 02/15/18	1,000,000	1,125,800
NY Erie County Industrial Development Agency
	City School District of Buffalo,
	Series 2008 A,
	Insured: AGMC
	5.000% 05/01/18	1,000,000	1,089,320
NY Urban Development Corp.
	Series 2008 B,
	5.000% 01/01/26	3,125,000	3,134,469
	Series 2008,
	5.000% 01/01/22	2,000,000	2,089,320
State Appropriated Total			23,904,753

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 0.8%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	2,250,000	2,348,730
State General Obligations Total			2,348,730
TAX-BACKED TOTAL			116,149,042
TRANSPORTATION — 10.8%
Ports — 1.7%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: SYNC
	5.000% 09/15/28	1,500,000	1,508,670
	Series 2009,
	5.000% 10/15/31	3,390,000	3,389,763
Ports Total			4,898,433
Toll Facilities — 4.2%
NY Buffalo & Fort Erie Public Bridge Authority
	Series 2005,
	LOC: U.S. Bank N.A.
	2.625% 01/01/25 (07/01/14) (b)(c)	3,795,000	3,790,636
NY Niagara Falls Bridge Commission
	Series 1993 A,
	Insured: AGC
	4.000% 10/01/19	2,000,000	2,051,020
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/13	2,015,000	2,241,949
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,160,660
	Series 2008 A,
	5.000% 11/15/21	2,000,000	2,142,220
Toll Facilities Total			12,386,485
Transportation — 4.9%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	764,190
	Series 2006 A,
	Insured: CIFG
	5.000% 11/15/22	2,280,000	2,319,695
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,642,485
	Series 2007 B,
	5.000% 11/15/22	1,500,000	1,537,005
	Series 2008 C,
	6.250% 11/15/23	3,570,000	3,949,205
	Series 2008,
	5.000% 11/15/30	1,000,000	1,093,780

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2010 D,
	5.250% 11/15/28	3,000,000	2,965,590
Total Transportation			14,271,950
TRANSPORTATION TOTAL			31,556,868
UTILITIES — 8.3%
Investor Owned — 0.9%
NY Energy Research & Development Authority
	Rochester Gas & Electric,
	Series 2004 A,
	Insured: NPFGC
	4.750% 05/15/32 (07/01/16) (b)(c)	2,650,000	2,737,370
Investor Owned Total			2,737,370
Municipal Electric — 3.6%
NY Long Island Power Authority
	Series 2009 A:
	5.250% 04/01/21	1,000,000	1,068,190
	5.500% 04/01/22	5,000,000	5,273,550
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	1,000,000	1,061,240
	Series 2010,
	5.250% 07/01/24	3,000,000	2,943,270
Municipal Electric Total			10,346,250
Water & Sewer — 3.8%
NY Municipal Water Finance Authority
	Series 2002,
	Insured: AGMC
	5.375% 06/15/16	5,000,000	5,300,650
NY Onondaga County Water Authority
	Series 2005 A,
	Insured: AMBAC:
	5.000% 09/15/22	895,000	932,644
	5.000% 09/15/23	940,000	966,574
NY Rensselaer County Water Service & Sewer Authority
	Series 2008:
	5.100% 09/01/28	1,155,000	1,139,384
	5.100% 09/01/28	1,060,000	1,029,991
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,815,391
Water & Sewer Total			11,184,634
UTILITIES TOTAL			24,268,254

	Total Municipal Bonds (cost of $281,209,493)		286,305,318

11

		Shares	Value ($)
Investment Companies — 0.1%
	BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.174%)	121,000	121,000
	Dreyfus Cash Management Plus, Inc. (7 day yield of 0.180%)	108,393	108,393

	Total Investment Companies (cost of $229,393)		229,393

	Total Investments — 97.9% (cost of $281,438,886)(e)(f)		286,534,711

	Other Assets & Liabilities, Net — 2.1%		5,768,015

	Net Assets — 100.0%		292,302,726

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

12

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

13

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$286,305,318	$—	$286,305,318
Total Investment Companies	229,393	—	—	229,393
Total Investments	$229,393	$286,305,318	$—	$286,534,711

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Zero coupon bond.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Cost for federal income tax purposes is $281,363,112.

(f)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,892,298	$(3,720,699)	$5,171,599

Acronym	Name

AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SONYMA	State of New York Mortgage Agency
SYNC	Syncora Guarantee, Inc.

14

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.8%
EDUCATION — 14.6%
Education — 11.7%
NY City of Troy
	Rensselaer Polytechnic Institute (RPI),
	Series 2010 A,
	5.125% 09/01/40	1,000,000	922,220
NY Dormitory Authority
	Cornell University,
	Series 2009 A,
	5.000% 07/01/39	500,000	493,255
	New School University,
	Series 2010,
	5.500% 07/01/40	500,000	487,180
	New York University:
	Series 1998 A,
	Insured: NPFGC
	5.750% 07/01/27	2,000,000	2,177,520
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,017,940
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	398,825
NY New York City Trust for Cultural Resources
	The Julliard School,
	Series 2009 A:
	5.000% 01/01/34	375,000	372,453
	5.000% 01/01/39	500,000	491,845
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	911,630
Education Total			7,272,868
Prep School — 2.2%
NY Dormitory Authority
	Convent Sacred Heart School,
	Series 2011,
	Insured: AGO
	5.625% 11/01/35 (a)	750,000	734,723
NY New York City Industrial Development Agency
	Marymount School,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	630,006
Prep School Total			1,364,729

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 0.7%
NY Mortgage Agency
	Series 2009,
	4.750% 11/01/26	500,000	465,780
Student Loan Total			465,780
EDUCATION TOTAL			9,103,377
HEALTH CARE — 20.5%
Continuing Care Retirement — 3.8%
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A:
	6.750% 07/01/28	500,000	473,565
	6.875% 07/01/40	250,000	231,532
NY Suffolk County Economic Development Corp.
	Peconic Landing at Southold,
	Series 2010,
	6.000% 12/01/40	500,000	461,040
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	1,169,113
Continuing Care Retirement Total			2,335,250
Hospitals — 13.8%
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	1,000,000	903,580
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Guarantor: FHA
	4.700% 02/15/35	1,000,000	852,100
	Mount Sinai Hospital,
	Series 2010 A,
	5.000% 07/01/26	550,000	532,461
	New York Hospital Medical Center,
	Series 2007,
	Guarantor: FHA
	4.750% 02/15/37	1,000,000	827,980
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	904,040
	NYU Hospital Center:
	Series 2007 B,
	5.625% 07/01/37	1,000,000	944,240
	Series 2011 A,
	5.750% 07/01/31	200,000	192,554
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	650,000	624,357
	University of Rochester,
	Series 2007,
	5.000% 07/01/27	1,000,000	994,420

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Monroe County Industrial Development Corp.
	Unity Hospital of Rochester,
	Series 2010,
	Guarantor: FHA
	5.750% 08/15/35	700,000	733,278
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 B,
	5.250% 12/01/32	500,000	451,275
NY Westchester County Healthcare Corp.
	Series 2010 C,
	6.125% 11/01/37	650,000	623,961
Hospitals Total			8,584,246
Intermediate Care Facilities — 0.8%
NY Dutchess County Local Developement Corp.
	Anderson Center Services, Inc.,
	Series 2010,
	6.000% 10/01/30	550,000	499,285
Intermediate Care Facilities Total			499,285
Nursing Homes — 2.1%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	490,702
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Guarantor: FHA
	6.200% 02/01/30 (b)	825,000	833,877
Nursing Homes Total			1,324,579
HEALTH CARE TOTAL			12,743,360
HOUSING — 6.9%
Assisted Living/Senior — 4.3%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,385,000	1,300,002
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	875,000	852,705
	6.200% 06/01/29	615,000	541,520
Assisted Living/Senior Total			2,694,227

3

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — 1.1%
NY New York City Housing Development Corp.
Greenport Preservation LP,
Series 2009,
Guarantor: FNMA
4.500% 09/15/25	165,000	161,189
Series 2009 C1,
5.500% 11/01/34	500,000	498,310
Multi-Family Total		659,499
Single-Family — 1.5%
NY Mortgage Agency
Series 2007 148, AMT,
5.200% 10/01/32	1,000,000	950,080
Single-Family Total		950,080
HOUSING TOTAL		4,303,806
OTHER — 14.1%
Other — 0.9%
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind,
Series 2004,
5.375% 08/01/24	550,000	531,019
Other Total		531,019
Pool/Bond Bank — 9.6%
NY Environmental Facilities Corp.
Series 2005 B,
5.500% 04/15/35	1,000,000	1,072,590
Series 2006 A,
4.750% 06/15/31	1,000,000	968,970
Series 2009 A,
5.000% 06/15/34	4,000,000	3,945,520
Pool/Bond Bank Total		5,987,080
Refunded/Escrowed(c) — 3.6%
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: NPFGC
(d) 07/01/25	3,000,000	1,626,900

4

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NY Greece Central School District
Series 1992,
Economically Defeased to Maturity,
Insured: FGIC
6.000% 06/15/16	500,000	606,090
Refunded/Escrowed Total		2,232,990
OTHER TOTAL		8,751,089
OTHER REVENUE — 1.2%
Recreation — 1.2%
NY New York City Trust for Cultural Resources
Museum of Modern Art,
Series 2008 1A,
5.000% 04/01/31	750,000	743,363
Recreation Total		743,363
OTHER REVENUE TOTAL		743,363
RESOURCE RECOVERY — 0.8%
Disposal — 0.8%
NY Seneca County Industrial Development Agency
IESI Corp.,
Series 2005, AMT,
GTY AGMT: IESI Corp.
6.625% 10/01/35 (10/01/13) (e)(f)(g)	500,000	497,795
Disposal Total		497,795
RESOURCE RECOVERY TOTAL		497,795
TAX-BACKED — 15.3%
Local Appropriated — 2.9%
NY Dormitory Authority
Series 1998,
(d) 08/01/19	1,200,000	900,552
Series 2001 2-4,
4.750% 01/15/30	1,000,000	931,300
Local Appropriated Total		1,831,852
Local General Obligations — 3.7%
NY Mount Sinai Union Free School District
Series 1992,
Insured: AMBAC
6.200% 02/15/19	1,005,000	1,216,171
NY New York City
Series 2006 I-1,
5.000% 04/01/17	1,000,000	1,098,440
Local General Obligations Total		2,314,611
Special Non-Property Tax — 3.2%
NY Dormitory Authority
Series 2008 B:
5.250% 03/15/38	500,000	501,280
5.750% 03/15/36	500,000	524,410

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	1,000,000	955,720
Special Non-Property Tax Total			1,981,410
State Appropriated — 5.5%
NY Dormitory Authority
	Series 1993,
	6.000% 07/01/20	2,000,000	2,249,700
	Series 2000 C,
	Insured: AGMC
	5.750% 05/15/17	1,000,000	1,167,030
State Appropriated Total			3,416,730
TAX-BACKED TOTAL			9,544,603
TRANSPORTATION — 13.5%
Air Transportation — 5.9%
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.750% 08/01/31 (f)	1,000,000	1,041,500
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24 (f)	1,500,000	1,475,445
NY Port Authority of New York & New Jersey
	JFK International Air Terminal LLC,
	Series 2010,
	6.000% 12/01/42	1,200,000	1,132,644
Air Transportation Total			3,649,589
Ports — 3.3%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,062,580
Ports Total			2,062,580
Toll Facilities — 1.6%
NY Thruway Authority
	Series 2007 H,
	Insured: NPFGC
	5.000% 01/01/27	1,000,000	1,000,540
Toll Facilities Total			1,000,540
Transportation — 2.7%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,292,925

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2010 D,
	5.000% 11/15/34	450,000	402,755
Transportation Total			1,695,680
TRANSPORTATION TOTAL			8,408,389
UTILITIES — 11.9%
Independent Power Producers — 1.4%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	846,300
Independent Power Producers Total			846,300
Investor Owned — 2.5%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co., IFRN,
	Series 1993,
	11.955% 04/01/20 (02/23/11) (f)(g)	1,500,000	1,553,580
Investor Owned Total			1,553,580
Municipal Electric — 3.0%
NY Long Island Power Authority
	Series 2000,
	Insured: AGMC
	(d) 06/01/18	1,000,000	780,560
	Series 2008 A,
	6.000% 05/01/33	1,000,000	1,062,670
Municipal Electric Total			1,843,230
Water & Sewer — 5.0%
NY Great Neck North Water Authority
	Series 2008,
	5.000% 01/01/33	690,000	691,973
NY New York City Municipal Water Finance Authority
	Series 2009 EE,
	5.250% 06/15/40	500,000	500,975
	Series 2009 FF-2,
	5.500% 06/15/40	1,000,000	1,022,130
NY Rensselaer County Water Service & Sewer Authority
	Series 2008,
	5.250% 09/01/38	1,000,000	931,200
	Water & Sewer Total		3,146,278
	UTILITIES TOTAL		7,389,388

	Total Municipal Bonds (cost of $62,075,431)		61,485,170

		Shares
Investment Companies — 1.6%
	BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.170%)	394,793	394,793

7

		Shares	Value ($)
Investment Companies — (continued)
	Dreyfus New York AMT-Free Municipal Money Market Fund (7 day yield of 0.000%)	604,748	604,748

	Total Investment Companies (cost of $999,541)		999,541

	Total Investments — 100.4% (cost of $63,074,972)(h)(i)		62,484,711

	Other Assets & Liabilities, Net — (0.4)%		(248,268)

	Net Assets — 100.0%		62,236,443

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$61,485,170	$—	$61,485,170
Total Investment Companies	999,541	—	—	999,541
Total Investments	$999,541	$61,485,170	$—	$62,484,711

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Security purchased on a delayed delivery basis.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At January 31, 2011, the value of this security amounted to $833,877, which represents 1.3% of net assets.

9

Security	Acquisition Date	Par	Acquisition Cost	Market Value
NY Essex County Industrial Development Agency, Moses Ludington Nursing Home, Series 2000 A, Guarantor: FHA 6.200% 02/01/30	06/09/00	$825,000	$825,000	$833,877

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, this security, which is not illiquid, amounted to $497,795, which represents 0.8% of net assets.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2011.

(g)	Parenthetical date represents the next interest rate reset date for the security.

(h)	Cost for federal income tax purposes is $62,846,520.

(i)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,144,530	$(2,506,339)	$(361,809)

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
IFRN	Inverse Floating Rate Note
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO
January 31, 2011 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 97.7%
EDUCATION — 26.4%
Education — 23.6%
RI Health & Educational Building Corp.
Higher Education Facility:
Brown University,
Series 2007,
5.000% 09/01/18	1,000,000	1,129,870
Johnson & Wales University:
Series 1999,
Insured: NPFGC:
5.500% 04/01/15	1,000,000	1,084,050
5.500% 04/01/17	1,000,000	1,087,350
5.500% 04/01/18	1,420,000	1,528,403
Series 2003,
Insured: SYNC
5.250% 04/01/16	1,485,000	1,524,531
Providence College,
Series 2003 A,
Insured: SYNC
5.000% 11/01/24	2,000,000	2,008,660
Rhode Island School of Design:
Series 2003 A,
Insured: AMBAC
5.000% 09/15/13	1,040,000	1,100,205
Series 2004 A,
Insured: AMBAC
5.250% 09/15/20	1,020,000	1,063,768
Series 2004 D,
Insured: SYNC:
5.500% 08/15/16	1,340,000	1,429,284
5.500% 08/15/17	1,345,000	1,417,751
Series 2008 A,
6.500% 09/15/28	3,000,000	3,188,340
Roger Williams University,
Series 1998,
Insured: AMBAC
5.125% 11/15/14	1,000,000	1,001,690
New England Institute,
Series 2010,
5.000% 03/01/24	1,145,000	1,134,111
Series 2009 A,
Insured: AGC
4.750% 09/15/24	1,000,000	997,560
Education Total		19,695,573
Prep School — 1.7%
RI Health & Educational Building Corp.
Educational Institution Revenue,
Times2 Academy,
Series 2004,
LOC: Citizens Bank
5.000% 12/15/24	1,500,000	1,431,990
Prep School Total		1,431,990

1

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 1.1%
RI Student Loan Authority
Series 2010 A,
4.600% 12/01/20	885,000	868,619
Student Loan Total		868,619
EDUCATION TOTAL		21,996,182
HEALTH CARE — 4.7%
Hospitals — 4.7%
RI Health & Educational Building Corp.
Rhode Island Hospital:
Series 2006,
Insured: AGMC
5.000% 05/15/26	2,000,000	1,982,980
Series 2006
Insured: AGMC
5.000% 05/15/13	900,000	960,003
Series 2009,
Insured: AGC:
6.125% 05/15/27	400,000	419,136
6.250% 05/15/30	500,000	521,600
Hospitals Total		3,883,719
HEALTH CARE TOTAL		3,883,719
HOUSING — 1.8%
Multi-Family — 1.1%
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008,
5.000% 12/01/13	800,000	863,312
RI Housing & Mortgage Finance Corp.
Multi-Family Housing,
Series 1995 A,
Insured: AMBAC
6.150% 07/01/17	60,000	60,101
Multi-Family Total		923,413
Single-Family — 0.7%
RI Providence Housing Authority
Series 2008,
5.000% 09/01/24	565,000	553,903
Single-Family Total		553,903
HOUSING TOTAL		1,477,316
OTHER — 14.8%
Other — 1.8%
RI Providence Housing Authority
Series 2008:
5.000% 09/01/25	590,000	569,828
5.000% 09/01/26	310,000	294,838

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.000% 09/01/27	690,000	646,330
Other Total			1,510,996
Pool/Bond Bank — 4.8%
RI Clean Water Finance Agency
	Water Pollution Control Revenue:
	Revolving Fund,
	Pooled Loan Association:
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,031,250
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,073,890
	Series 2009 A,
	5.000% 10/01/25	720,000	767,477
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,099,390
Pool/Bond Bank Total			3,972,007
Refunded/Escrowed(a) — 8.2%
RI Depositors Economic Protection Corp.
	Special Obligation,
	Series 1993 A:
	Escrowed to Maturity,
	Insured: AGMC
	5.750% 08/01/21	2,165,000	2,562,581
	Pre-refunded 08/01/13,
	Insured: AGMC
	5.750% 08/01/14	2,105,000	2,340,023
RI Health & Educational Building Corp.
	Higher Education Facility,
	New England Institute,
	Series 2007,
	Pre-refunded 03/01/17,
	Insured: AMBAC
	4.500% 03/01/26	500,000	544,225
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,394,857
Refunded/Escrowed Total			6,841,686
OTHER TOTAL			12,324,689
TAX-BACKED — 37.5%
Local Appropriated — 10.3%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: AGMC
	5.000% 05/15/23	2,000,000	2,018,820
	Series 2007 A,
	Insured: AGMC
	5.000% 05/15/22	2,000,000	2,038,520
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	229,100

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2007 C,
	Insured: AGMC
	5.000% 05/15/21	1,500,000	1,541,160
	Series 2008 A,
	Insured: AGO
	5.000% 05/15/19	1,765,000	1,837,347
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: NPFGC
	5.000% 11/15/12	855,000	911,815
Local Appropriated Total			8,576,762
Local General Obligations — 13.2%
RI Coventry
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/22	750,000	768,638
RI Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,536,386
	Series 2008,
	Insured: AGMC:
	4.750% 07/01/26	900,000	885,474
	4.750% 07/01/27	945,000	917,689
RI Health & Educational Building Corp.
	Series 2009 A,
	5.000% 05/15/25	1,515,000	1,595,749
RI Johnston
	Series 2005,
	Insured: AGMC:
	4.750% 06/01/24	445,000	457,171
	4.750% 06/01/25	460,000	469,904
	Various Purpose,
	Series 2004,
	Insured: SYNC
	5.250% 06/01/20	555,000	563,120
RI Newport
	Series 2010,
	5.000% 11/01/19	650,000	732,095
RI Providence
	Series 2001 C,
	Insured: NPFGC
	5.500% 01/15/13	1,890,000	2,041,616
Local General Obligations Total			10,967,842
Special Non-Property Tax — 5.4%
RI Economic Development Corp.
	Series 2000,
	Insured: RAD
	6.125% 07/01/20	1,850,000	1,751,043

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2006 A,
	Insured AMBAC
	5.000% 06/15/22	1,250,000	1,252,438
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: AGMC:
	5.000% 05/15/21	500,000	510,495
	5.000% 05/15/23	1,005,000	1,030,939
Special Non-Property Tax Total			4,544,915
State Appropriated — 2.2%
RI & Providence Plantations
	Series 2005 A,
	Insured: NPFGC
	5.000% 10/01/19	1,200,000	1,255,344
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/14	205,000	201,492
	5.750% 06/15/24	415,000	370,728
State Appropriated Total			1,827,564
State General Obligations — 6.4%
RI & Providence Plantations
	Series 2005 A,
	Insured: AGMC
	5.000% 08/01/17	2,000,000	2,212,720
	Series 2006 A,
	Insured: AGMC
	4.500% 08/01/20	2,000,000	2,068,300
	Series 2006 C,
	Insured: NPFGC
	5.000% 11/15/18	1,000,000	1,091,570
State General Obligations Total			5,372,590
TAX-BACKED TOTAL			31,289,673
TRANSPORTATION — 8.5%
Airports — 3.0%
RI Economic Development Corp.
	Rhode Island Airport Corp.,
	Series 2008 C,
	Insured: AGC
	5.000% 07/01/17	2,245,000	2,477,133
Airports Total			2,477,133
Transportation — 5.5%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 C,
	Insured: AGMC
	5.000% 06/15/14	2,225,000	2,409,252

5

	Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Series 2009,
Insured: AGC
5.250% 06/15/21	2,000,000	2,167,260
Transportation Total		4,576,512
TRANSPORTATION TOTAL		7,053,645
UTILITIES — 4.0%
Municipal Electric — 0.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN,
Insured: NPFGC
5.250% 07/01/19	215,000	226,032
Municipal Electric Total		226,032
Water & Sewer — 3.7%
RI Kent County Water Authority
Series 2002 A,
Insured: NPFGC:
5.000% 07/15/15	750,000	789,142
5.000% 07/15/16	1,265,000	1,328,769
RI Narragansett Bay Commission Wastewater System Revenue
Series 2005 A,
Insured: NPFGC
5.000% 08/01/26	1,000,000	1,001,200
Water & Sewer Total		3,119,111
UTILITIES TOTAL		3,345,143

Total Municipal Bonds (cost of $79,973,158)		81,370,367

	Shares
Investment Companies — 1.4%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.130%)	496,152	496,152
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.100%)	702,156	702,156

Total Investment Companies (cost of $1,198,308)		1,198,308

Total Investments — 99.1% (cost of $81,171,466)(b)(c)		82,568,675

Other Assets & Liabilities, Net — 0.9%		752,550

Net Assets — 100.0%		83,321,225

6

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

8

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$81,370,367	$—	$81,370,367
Total Investment Companies	1,198,308	—	—	1,198,308
Total Investments	$1,198,308	$81,370,367	$—	$82,568,675

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Cost for federal income tax purposes is $81,124,502.

(c)	Unrealized appreciation and depreciation at January 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,504,623	$(1,060,450)	$1,444,173

Acronym	Name

AGC	Assured Guaranty Corp.
AGO	Assured Guaranty Ltd.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.
SYNC	Syncora Guarantee, Inc.

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 23, 2011